UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/14

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for that series, as appropriate.

DREYFUS OPPORTUNITY FUNDS

-Dreyfus Strategic Beta Emerging Markets Equity Fund

-Dreyfus Strategic Beta Global Equity Fund

-Dreyfus Strategic Beta U.S. Equity Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Strategic Beta Emerging
Markets Equity Fund

ANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
40	Important Tax Information
41	Information About the Approval of the Fund’s Management and Sub-Investment Advisory Agreements
45	Board Members Information
48	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Beta Emerging
Markets Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the period from the fund’s inception on September 15, 2014, through October 31, 2014.

For the reporting period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak toward the end of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success.As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from September 15, 2014 (commencement of operations) to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.26	$2.21	$.95	$.95
Ending value (after expenses)	$959.20	$958.40	$960.00	$960.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014††
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$5.09	$8.89	$3.82	$3.82
Ending value (after expenses)	$1,020.16	$1,016.38	$1,021.42	$1,021.42

†	Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for
Class I and .75% for ClassY, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on September 15,
2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period
May 1, 2014 to October 31, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for
Class I and .75% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
October 31, 2014

Common Stocks—93.3%	Shares		Value ($)
Brazil—4.1%
B2W Cia Digital	100	[a]	1,303
Banco Bradesco	1,100		16,194
Banco do Brasil	2,500		27,977
BB Seguridade Participacoes	900		12,008
BM&FBovespa	3,500		15,396
BR Malls Participacoes	200		1,606
BRF	700		18,218
CCR	1,200		8,935
Centrais Eletricas Brasileiras	3,500		8,786
Cetip	200		2,534
Cia de Saneamento Basico do Estado de Sao Paulo	1,000		7,825
Cielo	1,200		19,705
CPFL Energia	800		6,005
Cyrela Brazil Realty	400		1,989
Duratex	500		1,796
EcoRodovias Infraestrutura e Logistrica	700		3,130
EDP—Energias do Brasil	1,800		7,025
Embraer	1,000		9,682
Estacio Participacoes	200		2,316
Fibria Celulose	300	[a]	3,633
Hypermarcas	300	[a]	2,096
JBS	4,000		17,838
Klabin	700		3,461
Kroton Educacional	200		1,425
Localiza Rent a Car	200		2,883
Lojas Americanas	200		981
Lojas Renner	300		8,983
Natura Cosmeticos	400		5,811
OdontoPrev	600		2,167
Porto Seguro	500		5,993
Qualicorp	200	[a]	2,034
Raia Drogasil	300		2,723
Souza Cruz	1,200		9,695
Sul America	1,400		7,435
Tim Participacoes	1,100		5,980
Totvs	200		2,915
Tractebel Energia	600		8,172

4

Common Stocks (continued)	Shares		Value ($)
Brazil (continued)
Transmissora Alianca de Energia Eletrica	1,100		8,168
Ultrapar Participacoes	1,400		30,538
WEG	500		5,898
			311,259
Chile—1.0%
Aguas Andinas	11,854		7,112
Banco de Chile	56,773		7,007
Banco de Credito e Inversiones	33		1,849
Banco Santander Chile	210,431		11,229
Cencosud	1,749		5,186
Cia Cervecerias Unidas	117		1,243
Colbun	8,331		2,306
CorpBanca	65,014		874
Empresas Copec	1,529		18,621
Enersis	36,205		11,508
LATAM Airlines Group	471	[a]	5,796
Vina Concha y Toro	821		1,553
			74,284
China—19.0%
Agile Property Holdings	6,000		3,377
Agricultural Bank of China, Cl. H	30,000		13,915
Aluminum Corp. of China, Cl. H	14,000	[a]	6,236
Anhui Conch Cement, Cl. H	3,500		11,454
ANTA Sports Products	3,000		5,902
AviChina Industry & Technology, Cl. H	4,000		3,041
Bank of China, Cl. H	310,000		148,182
Bank of Communications, Cl. H	9,000		6,815
BBMG, Cl. H	2,500		1,764
Beijing Capital International Airport, Cl. H	4,000		2,936
China BlueChemical, Cl. H	6,000		2,144
China CITIC Bank, Cl. H	19,000		12,377
China Communications Construction, Cl. H	13,000		10,032
China Construction Bank, Cl. H	238,000		177,222
China Huishan Dairy Holdings	3,000	[a]	673
China International Marine
Containers Group, Cl. H	2,200		5,128
China Life Insurance, Cl. H	8,000		23,881

The Fund 5

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
China Merchants Bank, Cl. H	6,500		12,025
China Minsheng Banking, Cl. H	9,500		9,510
China National Building Material, Cl. H	12,000		11,116
China Oilfield Services, Cl. H	4,000		8,351
China Pacific Insurance Group, Cl. H	3,000		11,250
China Petroleum & Chemical, Cl. H	144,000		125,201
China Railway Construction, Cl. H	32,500		34,094
China Railway Group, Cl. H	59,000		36,684
China Shenhua Energy, Cl. H	12,000		33,790
China Telecom, Cl. H	26,000		16,581
China Vanke, Cl. H	5,200	[a]	9,827
Chongqing Changan Automobile, Cl. B	1,400		3,092
Chongqing Rural Commercial Bank, Cl. H	5,000		2,403
CITIC Securities, Cl. H	500		1,245
CNOOC	46,000		72,010
Country Garden Holdings	16,000		6,379
CSR, Cl. H	6,000	[b]	6,237
Datang International Power Generation, Cl. H	16,000		8,400
Dongfeng Motor Group, Cl. H	4,000		6,183
ENN Energy Holdings	2,000		12,965
Evergrande Real Estate Group	19,000		7,352
Fosun International	5,000		5,922
Geely Automobile Holdings	5,000		2,238
Golden Eagle Retail Group	1,000		1,225
GOME Electrical Appliances Holdings	45,000		7,075
Great Wall Motor, Cl. H	1,500		6,570
Guangzhou Automobile Group, Cl. H	2,000		1,780
Guangzhou R&F Properties, Cl. H	6,000		6,635
Haitian International Holdings	1,000		2,146
Haitong Securities, Cl. H	400		686
Hengan International Group	500		5,325
Huaneng Power International, Cl. H	18,000		22,239
Industrial & Commercial Bank of China, Cl. H	213,000		140,779
Inner Mongolia Yitai Coal, Cl. B	3,700		5,942
Jiangsu Expressway, Cl. H	4,000		4,465
Jiangxi Copper, Cl. H	7,000		12,488
Lenovo Group	28,000		42,067

6

Common Stocks (continued)	Shares		Value ($)
China (continued)
Longfor Properties	2,000		2,317
New China Life Insurance, Cl. H	2,900		10,837
People’s Insurance Company Group of China, Cl. H	24,000		10,358
PetroChina, Cl. H	104,000		130,716
PICC Property & Casualty, Cl. H	8,000		14,673
Ping An Insurance Group Company of China, Cl. H	4,500		36,853
Shanghai Electric Group	10,000		5,087
Shui On Land	4,000		912
Sihuan Pharmaceutical Holdings Group	1,000		798
Sino-Ocean Land Holdings	7,500		4,280
Sinopec Engineering Group, Cl. H	2,000		1,933
Sinopec Shanghai Petrochemical, Cl. H	12,000		3,725
Sinopharm Group, Cl. H	5,200		20,305
SOHO China	8,000		5,872
Tencent Holdings	2,100		33,434
Want Want China Holdings	8,000		11,055
Weichai Power, Cl. H	2,000		7,689
Zhejiang Expressway, Cl. H	8,000		8,064
Zhuzhou CSR Times Electric, Cl. H	500	[b]	2,336
Zijin Mining Group, Cl. H	26,000		6,662
ZTE, Cl. H	1,000		2,423
			1,457,685
Colombia—.2%
Almacenes Exito	196		2,764
Cemex Latam Holdings	192	[a]	1,713
Corporacion Financiera Colombiana	93		1,831
Grupo Argos	189		2,056
Grupo de Inversiones Suramericana	74		1,539
Interconexion Electrica	567		2,425
ISAGEN	471		620
			12,948
Czech Republic—.3%
CEZ	619		17,118
O2 Czech Republic	284		3,171
			20,289
Egypt—.1%
Commercial International Bank	1,311		8,966

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Egypt (continued)
Telecom Egypt	1,394		2,668
			11,634
Greece—.4%
Alpha Bank	432	[a]	282
FF Group	54	[a]	1,769
Hellenic Telecommunications Organization	751	[a]	8,486
JUMBO	137		1,503
OPAP	1,440		17,488
Piraeus Bank	256	[a]	373
Titan Cement	66		1,465
			31,366
Hong Kong—3.8%
Beijing Enterprises Holdings	500		4,099
Belle International Holdings	10,000		12,719
China Everbright International	1,000		1,404
China Gas Holdings	2,000		3,651
China Mobile	12,000		149,277
China Overseas Land & Investment	6,000		17,461
China Resources Cement Holdings	4,000		2,716
China Resources Enterprise	4,000		9,504
China Resources Land	2,000		4,770
China Resources Power Holdings	6,000		17,725
China State Construction International Holdings	2,000		3,133
China Taiping Insurance Holdings	2,600	[a]	5,708
CITIC	3,000		5,250
CSPC Pharmaceutical Group	2,000		1,840
Far East Horizon	1,000		928
Franshion Properties China	14,000		3,301
GCL-Poly Energy Holdings	12,000	[a]	4,052
Guangdong Investment	4,000		5,305
Haier Electronics Group	2,000		5,400
Kingboard Chemical Holdings	2,500		4,984
Lee & Man Paper Manufacturing	3,000		1,646
New World China Land	2,000		1,214
Nine Dragons Paper Holdings	2,000		1,548
Poly Property Group	4,000		1,548
Shanghai Industrial Holdings	2,000		6,159

8

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Shimao Property Holdings	5,500	11,816
Sino Biopharmaceutical	4,000	4,021
Yingde Gases Group	1,500	1,174
Yuexiu Property	10,640	1,960
		294,313
Hungary—.0%
Richter Gedeon	148	2,259
Indonesia—1.9%
Adaro Energy	40,800	3,877
Astra Agro Lestari	800	1,569
Bank Central Asia	7,300	7,898
Bank Mandiri	7,700	6,608
Bank Negara Indonesia	11,200	5,519
Bank Rakyat Indonesia	17,000	15,625
Bumi Serpong Damai	6,900	917
Charoen Pokphand Indonesia	4,900	1,704
Gudang Garam	500	2,390
Indo Tambangraya Megah	3,000	5,260
Indocement Tunggal Prakarsa	1,400	2,820
Indofood CBP Sukses	800	733
Indofood Sukses	13,100	7,408
Jasa Marga	2,100	1,116
Lippo Karawaci	13,700	1,220
Matahari Department Store	900	1,103
Media Nusantara Citra	4,500	1,044
Perusahaan Gas Negara	24,000	11,824
Semen Indonesia	7,800	10,388
Surya Citra Media	4,300	1,215
Tambang Batubara Bukit Asam	4,100	4,397
Telekomunikasi Indonesia	182,200	41,820
Tower Bersama Infrastructure	700	516
Unilever Indonesia	1,600	4,027
United Tractors	3,100	4,784
		145,782
Malaysia—1.7%
Alliance Financial Group	1,100	1,608
Astro Malaysia Holdings	2,000	2,007

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Malaysia (continued)
Berjaya Sports Toto	4,000		4,374
British American Tobacco Malaysia	500		10,577
Dialog Group	1,000		493
DiGi.Com	9,800		18,541
Felda Global Ventures Holdings	1,200		1,336
Gamuda	1,300		2,022
Hong Leong Bank	200		889
Hong Leong Financial Group	300		1,651
IHH Healthcare	900		1,355
IJM	2,200		4,634
IOI	4,300		6,394
Lafarge Malaysia	1,300		4,142
Maxis	5,400		11,097
MMC	2,400		1,939
Petronas Chemicals Group	4,900		9,182
Petronas Dagangan	400		2,488
Petronas Gas	900		6,174
RHB Capital	300		803
SapuraKencana Petroleum	2,800		2,923
Telekom Malaysia	3,400		7,483
Tenaga Nasional	3,500		14,218
UMW Holdings	1,800		6,410
YTL	13,400		6,765
YTL Power International	3,200		1,548
			131,053
Malta—.0%
Brait	109	[a]	819
Mexico—5.3%
Alfa, Cl. A	6,900		22,028
America Movil, Ser. L	168,900		206,574
Arca Continental	900		5,794
Coca-Cola Femsa, Ser. L	600		6,354
Compartamos	2,800		6,238
Controladora Comercial Mexicana	800		3,165
Fibra Uno Administracion	500		1,735
Fomento Economico Mexicano	3,200		30,828
Genomma Lab Internacional, Cl. B	700	[a]	1,773

10

Common Stocks (continued)	Shares		Value ($)
Mexico (continued)
Gruma, Cl. B	600	[a]	6,591
Grupo Aeroportuario del Pacifico, Cl. B	1,000		6,830
Grupo Aeroportuario del Sureste, Cl. B	400		5,393
Grupo Bimbo, Ser. A	2,200		6,470
Grupo Carso, Ser. A1	600		3,410
Grupo Comercial Chedraui	600		2,081
Grupo Financiero Banorte, Ser. O	900		5,768
Grupo Financiero Inbursa, Ser. O	2,300		6,939
Grupo Lala	600		1,369
Grupo Mexico, Ser. B	8,900		30,633
Industrias Penoles	240		5,436
Kimberly-Clark de Mexico, Cl. A	3,600		8,378
Mexichem	700		2,863
OHL Mexico	1,300	[a]	3,648
Promotora y Operadora de
Infraestructura	100	[a]	1,379
Wal-Mart de Mexico, Ser. V	11,900		27,598
			409,275
Philippines—.8%
Aboitiz Equity Ventures	3,190		3,744
Aboitiz Power	2,700		2,489
Alliance Global Group	2,400		1,374
Ayala	310		4,765
Ayala Land	3,600		2,686
BDO Unibank	1,010		2,205
DMCI Holdings	9,250		3,339
Energy Development	16,900		2,906
Globe Telecom	140		5,255
International Container Terminal Services	280		732
Jollibee Foods	610		2,687
Megaworld	9,000		994
Metro Pacific Investments	8,100		917
Metropolitan Bank & Trust	150		276
Philippine Long Distance Telephone	325		22,684
SM Investments	110		1,920
Universal Robina	1,000		4,154
			63,127

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Poland—2.2%
Bank Handlowy w Warszawie	50		1,689
Bank Millennium	180		446
Bank Zachodni WBK	17		1,926
Cyfrowy Polsat	68		520
Enea	676		3,213
Energa	1,392		10,343
Eurocash	211		2,080
Grupa Azoty	66		1,230
Grupa Lotos	150	[a]	1,160
KGHM Polska Miedz	642		24,773
mBank	5		740
Orange Polska	7,394		22,179
PGE	2,431		15,953
Polski Koncern Naftowy Orlen	735		9,155
Polskie Gornictwo Naftowe i Gazownictwo	5,081		7,590
Powszechny Zaklad Ubezpieczen	368		55,196
Synthos	2,899		3,600
Tauron Polska Energia	5,297		8,275
			170,068
Qatar—.2%
Commercial Bank of Qatar	27		552
Masraf Al Rayan	257		3,666
Ooredoo	121		4,115
Qatar Electricity & Water	73		3,680
Qatar Islamic Bank	66		2,052
Vodafone Qatar	66		380
			14,445
Russia—9.1%
Alrosa	8,100		7,243
Gazprom	59,590		194,519
LUKOIL	3,125		152,189
Magnit, GDR	369		24,723
MegaFon, GDR	280		6,552
Mining and Metallurgical
Company Norilsk Nickel	476		87,889
Mobile Telesystems, ADR	2,100		30,030
Moscow Exchange MICEX-RTS	1,710		2,306

12

Common Stocks (continued)	Shares		Value ($)
Russia (continued)
NOVATEK, GDR	139		14,929
Rosneft Oil	9,380		51,917
Rostelecom	2,530		6,277
RusHydro	191,000		3,074
Severstal	660		6,939
Sistema, GDR	2,591		20,922
Surgutneftegas	27,900		18,053
Tatneft	9,030		53,504
Uralkali	5,160		18,412
			699,478
South Africa—6.8%
African Rainbow Minerals	189		2,331
Assore	58		1,078
Barloworld	707		6,139
Bidvest Group	1,140		31,335
Coronation Fund Managers	329		2,850
Discovery	238		2,166
FirstRand	7,446		31,860
The Foschini Group	554		6,263
Gold Fields	2,179		7,101
Growthpoint Properties	1,407		3,411
Harmony Gold Mining	959	[a]	1,569
Imperial Holdings	708		12,203
Investec	347		3,168
Kumba Iron Ore	438		10,947
Liberty Holdings	728		8,427
Life Healthcare Group Holdings	1,586		5,992
Massmart Holdings	345		3,725
Mediclinic International	412		3,681
MMI Holdings	3,263		8,342
Mr. Price Group	356		7,369
MTN Group	4,467		98,883
Nampak	754		3,075
Naspers, Cl. N	54		6,712
Netcare	1,806		5,463
Northam Platinum	252	[a]	787
Pick n Pay Stores	769		3,719

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
South Africa (continued)
PPC	1,842		4,941
Redefine Properties	14,054		12,747
Remgro	267		6,128
RMB Holdings	527		2,927
RMI Holdings	1,702		6,071
Sanlam	6,397		40,391
Sappi	3,719	[a]	14,699
Sasol	1,650		82,437
Shoprite Holdings	543		7,862
SPAR Group	679		7,949
Standard Bank Group	1,558		19,615
Tiger Brands	152		4,568
Truworths International	924		6,321
Vodacom Group	1,191		14,459
Woolworths Holdings	1,628		11,577
			521,288
South Korea—13.3%
Amorepacific	2		4,306
AMOREPACIFIC Group	5		5,537
BS Financial Group	243		3,777
Cheil Worldwide	176	[a]	2,747
CJ	102		16,633
CJ CheilJedang	24		8,783
Coway	182		13,846
Daewoo Engineering & Construction	440	[a]	2,700
Daewoo International	334		10,585
Daewoo Securities	315	[a]	3,307
Daewoo Shipbuilding & Marine Engineering	265		4,544
DGB Financial Group	234		3,341
Dongbu Insurance	157		8,802
Doosan	75		7,793
Doosan Heavy Industries & Construction	324		7,116
Doosan Infracore	621	[a]	6,284
GS Engineering & Construction	185	[a]	4,872
Halla Visteon Climate Control	99		4,426
Hankook Tire	95		4,891
Hanwha	804		20,633

14

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Hanwha Life Insurance	663		5,092
Hite Jinro	62		1,535
Hotel Shilla	24		2,307
Hyosung	97		5,770
Hyundai Development
Co-Engineering & Construction	144		5,446
Hyundai Engineering & Construction	240		10,916
Hyundai Glovis	18		4,477
Hyundai Marine & Fire Insurance	236		6,240
Hyundai Merchant Marine	301	[a]	3,226
Hyundai Mobis	89		21,215
Hyundai Steel	196		12,503
Hyundai Wia	44		7,573
Industrial Bank of Korea	351		5,146
Kangwon Land	283		9,273
KB Financial Group	362		14,179
KCC	6		3,325
Korea Aerospace Industries	53		2,050
Korea Gas	76	[a]	3,566
Korea Investment Holdings	36		1,823
Korea Zinc	12		4,515
Korean Air Lines	410	[a]	14,569
KT&G	203		18,042
LG	361		21,494
LG Display	1,078	[a]	32,245
LG Electronics	941		57,541
LG Household & Health Care	9		5,254
LG Innotek	44	[a]	3,484
LS	87		4,864
LS Industrial Systems	25		1,477
Mirae Asset Securities	67		2,872
NCSoft	9		1,239
Orion	2		1,544
Paradise	108		3,377
POSCO	184		52,887
S-1	48		3,336
Samsung C&T	368		24,921

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Samsung Card	62		2,669
Samsung Electronics	246		284,981
Samsung Fire & Marine Insurance	96		25,870
Samsung Heavy Industries	415		10,125
Samsung Life Insurance	115		12,549
Samsung Securities	141		6,315
Shinhan Financial Group	627		29,526
Shinsegae	12		2,230
SK C&C	54		12,242
SK Holdings	166		25,880
SK Hynix	1,362	[a]	62,745
SK Networks	1,277	[a]	13,096
SK Telecom	27		6,772
			1,019,246
Taiwan—14.6%
Acer	22,000	[a]	15,150
Advanced Semiconductor Engineering	18,000		21,633
Asia Cement	5,000		6,452
Asustek Computer	2,000		20,428
AU Optronics	49,000		23,331
Catcher Technology	1,000		8,474
Cathay Financial Holding	10,000		16,536
Chailease Holding	1,000		2,469
Chang Hwa Commercial Bank	4,000		2,521
Chicony Electronics	2,000		5,758
China Development Financial Holding	14,000		4,501
China Life Insurance	7,000		6,110
China Motor	2,000		1,823
China Steel	27,000		23,282
Chunghwa Telecom	15,000		45,716
Clevo	1,000		1,788
Compal Electronics	25,000		18,562
CTBC Financial Holding	9,333		6,547
CTCI	2,000		3,318
Delta Electronics	3,000		18,372
E.Sun Financial Holding	2,000		1,267

16

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Epistar	1,000		1,814
EVA Airways	5,000	[a]	2,932
Far Eastern Department Stores	3,000		2,711
Far Eastern New Century	11,000		11,568
Far EasTone Telecommunications	6,000		13,284
First Financial Holding	4,000		2,462
Formosa Petrochemical	4,000		9,437
Formosa Plastics	6,000		13,935
Formosa Taffeta	2,000		2,024
Foxconn Technology	1,000		2,669
Fubon Financial Holding	9,000		15,249
Giant Manufacturing	1,000		8,102
Highwealth Construction	2,000		3,466
Hon Hai Precision Industry	55,000		174,060
Hua Nan Financial Holdings	2,000		1,185
Innolux	39,000		17,823
Inotera Memories	3,000	[a]	4,640
Inventec	12,000		8,351
Kinsus Interconnect Technology	1,000		3,777
Lite-On Technology	6,000		8,432
MediaTek	3,000		43,893
Mega Financial Holding	13,000		10,784
Nan Ya Plastics	13,000		27,030
Novatek Microelectronics	2,000		10,372
Pegatron	22,000		40,214
Pou Chen	9,000		10,122
Powertech Technology	3,000	[a]	5,056
President Chain Store	1,000		7,509
Quanta Computer	11,000		27,682
Radiant Opto-Electronics	1,000		3,512
Realtek Semiconductor	1,000		3,323
Ruentex Industries	1,000		2,137
Shin Kong Financial Holding	13,705		4,165
Siliconware Precision Industries	12,000		17,161
Simplo Technology	1,000		4,884
SinoPac Financial Holdings	7,000		3,041

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Synnex Technology International	3,000		4,226
Taishin Financial Holdings	20,000		9,552
Taiwan Cement	13,000		19,884
Taiwan Fertilizer	1,000		1,774
Taiwan Mobile	4,000		12,981
Taiwan Semiconductor Manufacturing	47,000		202,872
Teco Electric & Machinery	3,000		3,344
Transcend Information	1,000		3,384
TSRC	2,000		2,282
Uni-President Enterprises	11,000		18,971
Unimicron Technology	3,000		2,312
United Microelectronics	30,000		13,280
Vanguard International Semiconductor	1,000		1,505
Wistron	18,000		18,995
WPG Holdings	12,000		14,621
Yang Ming Marine Transport	4,000	[a]	1,831
Yuanta Financial Holding	8,000		4,031
Yulon Motor	1,000		1,477
Zhen Ding Technology Holding	1,000		2,748
			1,122,914
Thailand—2.5%
Advanced Info Service	2,000		14,780
Airports of Thailand	300		2,229
Bangkok Bank	600		3,668
Bangkok Bank (Foreign Registered Share)	600		3,725
Bangkok Dusit Medical Services, Cl. F	2,200		1,249
Banpu	2,900		2,533
BEC World	1,800		2,670
Bumrungrad Hospital	300		1,225
Central Pattana	600		889
Charoen Pokphand Foods	5,700		5,469
Glow Energy	1,400		4,329
Indorama Ventures	6,100		4,476
IRPC	22,900		2,405
Kasikornbank	900		6,531
Kasikornbank (Foreign Registered Share)	3,700		27,128

18

Common Stocks (continued)	Shares		Value ($)
Thailand (continued)
Krung Thai Bank	3,700		2,646
Minor International	900		971
PTT	5,000		56,484
PTT Exploration & Production	2,500		11,306
PTT Global Chemical	4,000		7,664
Siam Cement	200		2,764
Siam Cement
(Foreign Registered Share)	600		8,389
Siam Commercial Bank	2,200		12,003
Thai Military Bank	14,100		1,334
Thai Oil	3,800		5,220
True	3,900	[a]	1,412
			193,499
Turkey—1.8%
Akbank	2,015		7,277
Arcelik	571		3,500
BIM Birlesik Magazalar	337		7,693
Cola-Cola Icecek	45		1,027
Emlak Konut Gayrimenkul Yatirim Ortakligi	1,196		1,345
Enka Insaat ve Sanayi	1,032		2,494
Eregli Demir ve Celik Fabrikalari	6,873		14,326
Ford Otomotiv Sanayi	166		2,116
Haci Omer Sabanci Holding	1,710		7,807
KOC Holding	2,776		14,149
Koza Altin Isletmeleri	112		723
TAV Havalimananlari Holdings	445		3,730
Tofas Turk Otomobil Fabrikasi	715		4,478
Tupras Turkiye Petrol Rafinerileri	846		18,366
Turk Hava Yollari	2,136		6,988
Turk Telekomunikasyon	2,354		6,770
Turkiye Garanti Bankasi	2,749		10,732
Turkiye Halk Bankasi	755		5,043
Turkiye Is Bankasi, Cl. C	3,516		8,792
Turkiye Sise ve Cam Fabrikalari	2,029		3,080
Turkiye Vakiflar Bankasi, Cl. D	719		1,546
Ulker Biskuvi Sanayi	218		1,609

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Turkey (continued)
Yapi ve Kredi Bankasi	1,012		2,217
			135,808
United Arab Emirates—.3%
Abu Dhabi
Commercial Bank	2,406		5,245
Aldar Properties	2,492		2,232
Arabtec Holding	680	[a]	809
DP World	123		2,357
Dubai Financial Market	1,209		926
Dubai Islamic Bank	618		1,293
Emaar Properties	1,779		4,960
First Gulf Bank	479		2,378
National Bank of Abu Dhabi	498		1,849
			22,049
United States—3.9%
iShares MSCI India ETF	9,300		296,577
Total Common Stocks
(cost $7,438,198)			7,161,465

Preferred Stocks—6.4%
Brazil—4.4%
AES Tiete	800		6,041
Banco Bradesco	3,700		55,726
Bradespar	800		5,405
Braskem, Cl. A	600		4,390
Centrais Eletricas Brasileiras, Cl. B	2,000		7,571
Cia Brasileira de Distribuicao	700		29,351
Cia Energetica de Minas Gerais	7,400		42,496
Cia Energetica de Sao Paulo, Cl. B	1,200		11,831
Cia Paranaense de Energia, Cl. B	500		6,984
Itau Unibanco Holding	6,200		91,953
Itausa—Investimentos Itau	13,100		52,286
Lojas Americanas	600		3,540
Metalurgica Gerdau	3,900		21,090

20

Preferred Stocks (continued)	Shares		Value ($)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais, Cl. A	1,000	[a]	2,300
			340,964
Chile—.0%
Sociedad Quimica y Minera de Chile, Cl. B	151		3,584
Colombia—.1%
Banco Davivienda	46		686
Bancolombia	164		2,305
Grupo Argos	82		905
Grupo de Inversiones Suramericana	31		625
			4,521
Russia—1.4%
AK Transneft	30		65,402
Surgutneftegas	62,000		42,348
			107,750
South Korea—.5%
Samsung Electronics	37		34,954
Total Preferred Stocks
(cost $539,927)			491,773

	Number of
Rights—.0%	Rights		Value ($)
China—.0%
Agile Property Holdings	750	[a]	49
Hong Kong—.0%
China Taiping Insurance Holdings	546	[a]	342
Taiwan—.0%
SinoPac Financial Holdings	378	[a]	27
Total Rights
(cost $333)			418

	Number of
Warrants—.0%	Warrants		Value ($)
Thailand—.0%
Minor International (12/31/99)
(cost $0)	45	[a,b]	28

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Other Investment—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $54,000)	54,000 [c]	54,000
Total Investments (cost $8,032,458)	100.4%	7,707,684
Liabilities, Less Cash and Receivables	(.4%)	(30,204)
Net Assets	100.0%	7,677,480

ADR—American Depository Receipts
ETF—Exchange-Traded Fund
GDR—Global Depository Receipts
MICEX—Moscow Interbank Currency Exchange
RTS—Russian Trading System

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2014, the value of these securities amounted to $8,601 or .1% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.1	Consumer Discretionary	4.4
Information Technology	17.1	Utilities	4.3
Energy	16.2	Exchange-Traded Funds	3.9
Telecommunication Services	10.5	Health Care	.7
Materials	8.0	Money Market Investment	.7
Industrial	7.3
Consumer Staples	5.2		100.4

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			7,978,458	7,653,684
Affiliated issuers			54,000	54,000
Cash				35,161
Cash denominated in foreign currencies			5,515	5,494
Dividends receivable				2,510
Prepaid expenses				76,050
Due from The Dreyfus Corporation and affiliates—Note 3(c)				1,419
				7,828,318
Liabilities ($):
Accrued expenses				150,838
Net Assets ($)				7,677,480
Composition of Net Assets ($):
Paid-in capital				7,999,297
Accumulated undistributed investment income—net				1,939
Accumulated net realized gain (loss) on investments				1,047
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				(324,803)
Net Assets ($)				7,677,480

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	95,940	95,847	7,389,723	95,970
Shares Outstanding	8,000	8,000	616,000	8,000
Net Asset Value Per Share ($)	11.99	11.98	12.00	12.00
See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
From September 15, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $988 foreign taxes withheld at source):
Unaffiliated issuers	8,244
Affiliated issuers	80
Interest	48
Total Income	8,372
Expenses:
Management fee—Note 3(a)	5,871
Professional fees	53,691
Custodian fees—Note 3(c)	40,870
Registration fees	11,277
Prospectus and shareholders’ reports	2,662
Trustees’ fees and expenses—Note 3(d)	1,112
Shareholder servicing costs—Note 3(c)	213
Distribution fees—Note 3(b)	92
Loan commitment fees—Note 2	25
Miscellaneous	8,464
Total Expenses	124,277
Less—reduction in expenses due to undertaking—Note 3(a)	(116,759)
Net Expenses	7,518
Investment Income—Net	854
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	20,042
Net realized gain (loss) on forward foreign currency exchange contracts	(18,613)
Net Realized Gain (Loss)	1,429
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(324,803)
Net Realized and Unrealized Gain (Loss) on Investments	(323,374)
Net (Decrease) in Net Assets Resulting from Operations	(322,520)

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS
From September 15, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment income—net	854
Net realized gain (loss) on investments	1,429
Net unrealized appreciation (depreciation) on investments	(324,803)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(322,520)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	100,000
Class C	100,000
Class I	7,700,000
Class Y	100,000
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,000,000
Total Increase (Decrease) in Net Assets	7,677,480
Net Assets ($):
Beginning of Period	—
End of Period	7,677,480
Undistributed investment income—net	1,939
Capital Share Transactions (Shares):
Class A
Shares sold	8,000
Class C
Shares sold	8,000
Class I
Shares sold	616,000
Class Y
Shares sold	8,000
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from September 15, 2014 (commencement of operations) to October 31, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	(.01)	.00 [b]	.00 [b]
Net realized and unrealized
gain (loss) on investments	(.51)	(.51)	(.50)	(.50)
Total from Investment Operations	(.51)	(.52)	(.50)	(.50)
Net asset value, end of period	11.99	11.98	12.00	12.00
Total Return (%)[c]	(4.08)[d]	(4.16)[d]	(4.00)	(4.00)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	13.25	14.00	12.68	12.67
Ratio of net expenses
to average net assets[e]	1.00	1.75	.75	.75
Ratio of net investment income
(loss) to average net assets[e]	(.15)	(.90)	.10	.10
Portfolio Turnover Rate[c]	1.76	1.76	1.76	1.76
Net Assets, end of period ($ x 1,000)	96	96	7,390	96

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund, which commenced operations on September 15, 2014. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class A, Class C, Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

28

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

30

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	99,513	6,765,375	††	—	6,864,888
Equity Securities—
Foreign
Preferred Stocks†	—	491,773	††	—	491,773
Exchange-Traded
Funds	296,577	—		—	296,577
Mutual Funds	54,000	—		—	54,000
Rights†	—	418	††	—	418
Warrants†	—	28		—	28

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/15/2014	($)	Purchases ($)	Sales ($)	10/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		8,823,000	8,769,000	54,000.7

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

32

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,424 and unrealized depreciation $325,241.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and fund start-up costs, the fund increased accumulated undistributed investment income-net by $1,085, decreased accumulated net realized gain (loss) on investments by $382 and decreased paid-in capital by $703. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 15, 2014 through October 1, 2015, to waive receipt of its fees/or to assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $116,759 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and

34

provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $92 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $31 and $30, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $143 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $40,870 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $1,234 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,811, Distribution Plan fees $59, Shareholder Services Plan fees $40, custodian fees $40,870, Chief Compliance Officer fees $617 and transfer agency fees $143, which are offset against an expense reimbursement currently in effect in the amount of $46,959.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended October 31, 2014, there were no redemption fees charged and retained by the fund.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2014, amounted to $8,109,536 and $132,121, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. At October 31, 2014, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	144,309

At October 31, 2014, the cost of investments for federal income tax purposes was $8,032,896; accordingly, accumulated net unrealized depreciation on investments was $325,212, consisting of $104,407 gross unrealized appreciation and $429,619 gross unrealized depreciation.

38

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Strategic Beta Emerging Markets Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Strategic Beta Emerging Markets Equity Fund (one of the series comprising Dreyfus Opportunity Funds) as of October 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for the period from September 15, 2014 (commencement of operations) to October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Strategic Beta Emerging Markets Equity Fund at October 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 15, 2014 to October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

The Fund 39

IMPORTANT TAX INFORMATION

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2014:

—the total amount of taxes paid to foreign countries was $832

—the total amount of income sourced from foreign countries was $9,232.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015.

40

INFORMATION ABOUT THE APPROVAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the Board ofTrustees of Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) held on May 27, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-adviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s invest-ments.The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund 41

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Sub-adviser the portfolio management team and the investment strategy to be employed in the management of the fund’s assets.The Board also was provided with hypothetical performance information for the investment strategy provided by the Sub-adviser, and the Board considered the relevance of the information provided. The Board noted the reputation and experience of Dreyfus and the Sub-adviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. (“Lipper”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was the lowest of the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least the first year of the fund’s operations by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.75% of the fund’s average daily net assets) were the lowest of the expense ratios of the funds in the Comparison Group.

42

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Sub-adviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Sub-adviser and Dreyfus.The Board also noted the Sub-adviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Sub-adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s invest-ments.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

The Fund 43

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by Dreyfus and the Sub-adviser are adequate and appropriate.

  The Board concluded that since the fund had not yet com- menced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Sub- adviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-adviser, of other funds advised by Dreyfus and the Sub-adviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

44

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (2000)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 62
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Roslyn M. Watson (65)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69

46

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (2008-present)
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as Board Members of the Company on
December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the Company on February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 47

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

48

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager– Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Strategic Beta
Global Equity Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
36	Statement of Assets and Liabilities
37	Statement of Operations
38	Statement of Changes in Net Assets
39	Financial Highlights
40	Notes to Financial Statements
52	Report of Independent Registered Public Accounting Firm
53	Information About the Approval of the Fund’s Management and Sub-Investment Advisory Agreements
57	Board Members Information
60	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Beta
Global Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Strategic Beta Global Equity Fund, covering the period from the fund’s inception on September 15, 2014, through October 31, 2014.

For the reporting period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak toward the end of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Global Equity Fund from September 15, 2014 (commencement of operations) to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.09	$2.06	$.77	$.77
Ending value (after expenses)	$996.80	$996.00	$997.60	$997.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014††

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$4.33	$8.13	$3.06	$3.06
Ending value (after expenses)	$1,020.92	$1,017.14	$1,022.18	$1,022.18

†	Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for
Class I and .60% for ClassY, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on September 15,
2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period
May 1, 2014 to October 31, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for
Class I and .60% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
October 31, 2014

Common Stocks—99.4%	Shares		Value ($)
Australia—2.5%
AGL Energy	336		4,025
Amcor	883		9,138
AMP	2,822		14,591
APA Group	167		1,160
Asciano	327		1,811
Aurizon Holdings	985		4,075
AusNet Services	985		1,195
Australia & New Zealand
Banking Group	1,305		38,622
Bank of Queensland	107		1,192
Bendigo & Adelaide Bank	124		1,362
Boral	569		2,520
Brambles	1,148		9,669
Caltex Australia	158		4,333
CFS Retail Property Trust Group	703	[a]	1,304
Cochlear	23		1,491
Commonwealth Bank of Australia	767		54,553
Computershare	252		2,732
Crown Resorts	206		2,635
CSL	345		24,426
Dexus Property Group	4,639		4,961
Federation Centres	262		630
Flight Centre Travel Group	30		1,111
Fortescue Metals Group	1,418		4,399
Goodman Group	233		1,141
GPT Group	1,570		5,708
Harvey Norman Holdings	294		986
Insurance Australia Group	2,043		11,762
James Hardie Industries-CDI	163		1,790
Leighton Holdings	141		2,742
Lend Lease Group	464		6,417
Macquarie Group	231		12,486
Metcash	1,728		4,320
Mirvac Group	1,178		1,867
National Australia Bank	688		21,263
Newcrest Mining	555	[b]	4,429

4

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Orica	439		8,002
Origin Energy	618		7,787
Qantas Airways	2,600	[b]	3,866
QBE Insurance Group	779		7,929
Ramsay Health Care	73		3,368
REA Group	10		400
Santos	380		4,331
Seek	70		1,026
Sonic Healthcare	259		4,272
Stockland	2,638		9,901
Suncorp Group	741		9,585
Sydney Airport	527		2,050
Tabcorp Holdings	937		3,365
Telstra	6,635		32,949
Toll Holdings	1,094		5,479
TPG Telecom	107		687
Transurban Group	186		1,337
Treasury Wine Estates	243		997
Wesfarmers	486		18,950
Westpac Banking	3,012		92,612
Woodside Petroleum	407		14,419
WorleyParsons	454		5,442
			505,600
Austria—.1%
OMV	182		5,729
Vienna Insurance Group	56		2,695
Voestalpine	177		7,089
			15,513
Belgium—.6%
Ageas	534		17,846
Anheuser-Busch InBev	590		65,386
Belgacom	212		8,004
Colruyt	85		3,875
KBC Groep	203	[b]	10,902
Solvay	43		5,866
Telenet Group Holding	54	[b]	3,057

The Fund 5

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Belgium (continued)
UCB	25		2,020
Umicore	134		5,249
			122,205
Canada—3.3%
Alimentation Couche Tard, Cl. B	400		13,575
ARC Resources	200		4,717
ATCO, Cl. I	100		4,064
Bank of Montreal	300		21,755
Bank of Nova Scotia	400		24,496
Baytex Energy	100		3,056
BCE	340		15,099
Bombardier, Cl. B	1,600		5,267
Brookfield Asset Management, Cl. A	300		14,685
CAE	100		1,281
Canadian Imperial Bank of Commerce	300		27,387
Canadian National Railway	300		21,151
Canadian Natural Resources	900		31,407
Canadian Oil Sands	500		7,835
Cenovus Energy	900		22,271
CGI Group, Cl. A	200	[b]	6,866
CI Financial	200		5,815
Crescent Point Energy	100		3,305
Enbridge	400		18,927
Enerplus	200		2,864
Finning International	200		5,164
Fortis	100		3,258
Great-West Lifeco	200		5,604
Husky Energy	400		9,657
Imperial Oil	200		9,623
Industrial Alliance Insurance &
Financial Services	100		4,030
Loblaw	200		10,420
Magna International	200		19,740
Manulife Financial	800		15,183
MEG Energy	100	[b]	2,413
Metro	100		7,027
National Bank of Canada	100		4,674

6

Common Stocks (continued)	Shares		Value ($)
Canada (continued)
New Gold	100	[b]	363
Onex	100		5,642
Pembina Pipeline	100		4,149
Pengrowth Energy	300		1,211
Penn West Petroleum	800		3,620
Power Corporation of Canada	600		15,832
Power Financial	300		8,787
Rogers Communications, Cl. B	300		11,281
Royal Bank of Canada	800		56,793
Saputo	200		5,675
Shaw Communications, Cl. B	400		10,271
Sun Life Financial	500		17,785
Suncor Energy	2,100		74,568
TELUS	200		7,167
Tim Hortons	100		8,103
Thomson Reuters	300		11,161
Toronto-Dominion Bank	700		34,452
TransAlta	200		1,945
TransCanada	300		14,786
Vermillion Energy	100		5,675
			651,882
China—.0%
Yangzijiang Shipbuilding Holdings	2,000		1,772
Colombia—.0%
Pacific Rubiales Energy	300		4,525
Denmark—.4%
Coloplast, Cl. B	37		3,224
Danske Bank	190		5,217
DSV	286		8,558
Novo Nordisk, Cl. B	773		34,936
Novozymes, Cl. B	86		3,987
Pandora	66		5,557
TDC	2,072		15,817
Tryg	17		1,840
Vestas Wind Systems	179	[b]	6,002
William Demant Holding	9	[b]	682
			85,820

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Finland—.4%
Elisa	233	6,401
Fortum	503	11,668
Kone, Cl. B	173	7,446
Neste Oil	252	5,451
Orion, Cl. B	105	3,562
Sampo, Cl. A	342	16,384
Stora Enso, Cl. R	592	4,889
UPM-Kymmene	911	14,440
Wartsila	116	5,378
		75,619
France—2.9%
Accor	52	2,187
Aeroports de Paris	14	1,656
Air Liquide	121	14,616
Airbus Group	627	37,536
AXA	2,230	51,525
Bureau Veritas	101	2,503
Cap Gemini	107	7,048
Carrefour	1,232	36,112
Casino Guichard Perrachon	152	15,625
Christian Dior	77	13,647
Cie Generale des Etablissements Michelin	214	18,610
CNP Assurances	431	8,060
Dassault Systemes	27	1,713
Edenred	63	1,748
Electricite de France	450	13,304
Essilor International	79	8,734
Eurazeo	30	2,007
Eutelsat Communications	117	3,799
Fonciere des Regions	23	2,117
GDF Suez	2,352	57,095
Gecina	10	1,356
Groupe Eurotunnel	190	2,402
Iliad	8	1,749
Imerys	26	1,866
Klepierre	90	3,893
Lagardere	120	2,929

8

Common Stocks (continued)	Shares		Value ($)
France (continued)
Legrand	129		6,949
LVMH Moet Hennessy
Louis Vuitton	132		22,444
Orange	3,255		51,799
Peugeot	551	[b]	6,560
Publicis Groupe	79		5,482
Renault	156		11,621
Safran	255		16,189
Schneider Electric	192		15,199
SCOR	268		8,222
Societe BIC	21		2,618
Sodexo	77		7,426
Suez Environnement	493		8,309
Technip	126		9,139
Thales	77		3,830
Valeo	135		15,174
Veolia Environnement	652		10,915
Vinci	1,032		59,055
Zodiac Aerospace	73		2,228
			576,996
Germany—4.4%
Allianz	817		129,780
BASF	728		64,123
Bayer	415		59,027
Bayerische Motoren Werke	390		41,726
Beiersdorf	24		1,943
Brenntag	134		6,489
Celesio	63		2,076
Continental	130		25,522
Daimler	1,413		109,834
Deutsche Lufthansa	522		7,710
Deutsche Post	1,464		45,988
Deutsche Telekom	4,301		64,833
Deutsche Wohnen-BR	52		1,171
E.ON	4,428		76,180
Fresenius & Co.	226		11,633
Fresenius Medical Care & Co.	94		6,896

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Hannover Rueck	90		7,506
HeidelbergCement	115		7,832
Henkel & Co.	59		5,362
HOCHTIEF	74		5,475
HUGO BOSS	16		2,123
Infineon Technologies	558		5,414
K+S	132		3,681
Kabel Deutschland Holding	6	[b]	812
Merck	64		5,782
Metro	213	[b]	6,791
Muenchener Rueckversicherungs	377		74,109
OSRAM Licht	86	[b]	3,018
ProSiebenSat.1 Media	64		2,582
Siemens	422		47,570
Telefonica Deutschland Holding	846	[b]	4,158
ThyssenKrupp	866	[b]	20,801
United Internet	114		4,460
Volkswagen	27		5,745
			868,152
Hong Kong—.7%
AIA Group	2,200		12,275
ASM Pacific Technology	100		1,099
Bank of East Asia	400		1,670
BOC Hong Kong Holdings	3,000		9,972
Cathay Pacific Airways	1,000		1,889
CLP Holdings	1,500		12,913
Galaxy Entertainment Group	1,000		6,832
Hang Seng Bank	300		5,084
HKT Trust	1,000		1,218
Hong Kong & China Gas	2,000		4,665
Hong Kong Exchanges & Clearing	200		4,428
Hutchison Whampoa	1,000		12,679
Kerry Properties	500		1,730
Link REIT	500		2,939
Michael Kors Holdings	100	[b]	7,859
MTR	500		2,049

10

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Noble Group	18,000		16,795
NWS Holdings	1,000		1,895
PCCW	6,000		3,812
Power Assets Holdings	500		4,823
SJM Holdings	1,000		2,109
Sun Hung Kai Properties	1,000		14,892
Swire Pacific, Cl. A	500		6,559
Swire Properties	400		1,280
Techtronic Industries	500		1,564
Yue Yuen Industrial Holdings	500		1,686
			144,716
Ireland—.1%
CRH	604		13,411
Kerry Group, Cl. A	44		2,991
Ryanair Holdings, ADR	24	[b]	1,333
			17,735
Israel—.2%
Bank Hapoalim	579		2,960
Bezeq The Israeli Telecommunication	5,453		9,250
Israel Chemicals	547		3,690
Mizrahi Tefahot Bank	45	[b]	498
NICE Systems	28		1,132
Teva Pharmaceutical Industries	394		22,276
			39,806
Italy—1.2%
Assicurazioni Generali	2,415		49,501
Atlantia	303		7,133
Banca Monte dei Paschi di Siena	559	[b]	425
Enel	10,909		55,711
Eni	2,019		42,999
EXOR	595		25,945
Finmeccanica	308	[b]	2,780
Intesa Sanpaolo	2,138		6,276
Intesa Sanpaolo-RSP	171		436
Luxottica Group	52		2,646
Pirelli & C	131		1,754

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Saipem	304	[b]	4,769
Snam	2,997		16,207
Terna Rete Elettrica Nazionale	1,590		8,016
Unione di Banche Italiane	224		1,757
UnipolSai	1,044		2,804
			229,159
Japan—9.4%
Advantest	100		1,167
Aeon	1,200		12,078
Aisin Seiki	200		6,706
Alfresa Holdings	800		10,327
Amada	200		1,783
Asahi Group Holdings	300		9,391
Asahi Kasei	2,000		16,614
Asics	100		2,307
Astellas Pharma	1,100		17,375
Bandai Namco Holdings	100		2,473
Benesse Holdings	100		3,171
Bridgestone	800		26,736
Brother Industries	300		5,493
Canon	900		27,718
Casio Computer	200		3,220
Central Japan Railway	200		30,856
Chubu Electric Power	1,300	[b]	15,662
Chugai Pharmaceutical	100		3,046
Citizen Holdings	300		1,968
Credit Saison	100		2,127
Dai Nippon Printing	1,000		9,968
Dai-ichi Life Insurance	3,600		54,782
Daihatsu Motor	200		2,791
Daiichi Sankyo	300		4,538
Daikin Industries	200		12,592
Daito Trust Construction	100		12,628
Daiwa House Industry	1,100		21,199
Denso	300		13,971
Dentsu	100		3,747

12

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
East Japan Railway	300		23,725
FANUC	100		17,570
Fuji Electric	1,000		4,444
Fuji Heavy Industries	800		27,143
FUJIFILM Holdings	400		13,154
Fujitsu	5,000		30,599
GungHo Online Entertainment	200		820
Hakuhodo DY Holdings	300		3,017
Hankyu Hanshin Holdings	1,000		6,022
Hino Motors	300		4,408
Hitachi	3,000		24,088
Hitachi Chemical	100		1,807
Hitachi Construction Machinery	100		2,062
Hokuhoku Financial Group	2,000		3,970
Hokuriku Electric Power	400		5,449
Hoya	300		10,968
Ibiden	100		1,509
Idemitsu Kosan	300		5,939
IHI	2,000		9,874
Isuzu Motors	500		6,691
ITOCHU	3,800		46,525
Iyo Bank	100		1,083
J Front Retailing	300		4,024
Japan Airlines	200		5,329
JFE Holdings	800		16,020
JTEKT	300		4,859
JX Holdings	2,600		11,294
Kajima	1,000		4,544
Kansai Electric Power	600	[b]	5,983
Kao	500		19,181
Kawasaki Heavy Industries	2,000		7,940
KDDI	600		38,654
Kintetsu	3,000		10,524
Kirin Holdings	1,200		15,687
Kobe Steel	6,000		9,661
Koito Manufacturing	100		3,094

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Komatsu	700		16,820
Konica Minolta	400		4,527
Kubota	1,000		15,987
Kuraray	200		2,348
Kyushu Electric Power	400	[b]	4,377
LIXIL Group	300		6,622
Makita	100		5,859
Marubeni	3,700		24,059
Mazda Motor	600		14,417
Medipal Holdings	700		7,890
Mitsubishi	1,600		31,899
Mitsubishi Chemical Holdings	2,100		10,525
Mitsubishi Electric	3,000		39,121
Mitsubishi Heavy Industries	5,000		31,751
Mitsubishi Materials	2,000		6,357
Mitsubishi Motors	600		6,316
Mitsubishi UFJ Financial Group	4,600		27,428
Mitsubishi UFJ Lease & Finance	500		2,663
Mitsui & Co.	1,800		27,578
Mitsui Chemicals	2,000		5,925
Murata Manufacturing	100		11,372
Nabtesco	100		2,505
NEC	3,000		10,816
NGK Spark Plug	100		2,653
NHK Spring	100		932
Nidec	100		6,571
Nippon Express	1,000		4,446
Nippon Steel & Sumitomo Metal	11,000		29,501
Nippon Telegraph & Telephone	700		43,730
Nippon Yusen	4,000		10,558
Nissan Motor	1,800		16,660
Nisshin Seifun Group	220		2,196
Nitto Denko	100		5,511
NOK	100		2,617
Nomura Real Estate Holdings	100		1,784
NTT DoCoMo	800		13,414

14

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Obayashi	1,000		7,031
Oji Holdings	1,000		3,610
Omron	200		9,702
ORIX	1,600		22,401
Osaka Gas	2,000		8,060
Otsuka Holdings	200		7,170
Park24	100		1,520
Resona Holdings	3,500		20,357
Ricoh	1,300		13,782
Secom	200		12,398
Seiko Epson	200		9,471
Sekisui House	700		8,759
Seven & I Holdings	800		31,589
Seven Bank	200		837
Sharp	3,000	[b]	7,676
Shikoku Electric Power	100	[b]	1,383
Shimizu	1,000		7,483
Shin-Etsu Chemical	100		6,505
Shiseido	500		8,363
Showa Shell Sekiyu	700		6,028
SoftBank	600		44,459
Sompo Japan Nipponkoa Holdings	300		7,698
Sony Financial Holdings	200		3,228
Stanley Electric	100		2,057
Sumitomo	1,900		20,565
Sumitomo Chemical	3,000		10,472
Sumitomo Dainippon Pharma	100		1,179
Sumitomo Rubber Industries	400		5,525
Suntory Beverage & Food	100		3,604
Suruga Bank	100		2,112
Suzuken	300		8,191
Suzuki Motor	400		13,598
T&D Holdings	900		11,766
Taiheiyo Cement	2,000		7,350
Taisei	2,000		11,300
TDK	100		5,769

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Teijin	2,000		4,879
Tobu Railway	1,000		5,111
Toho Gas	1,000		5,504
Tohoku Electric Power	1,100		13,912
Tokio Marine Holdings	800		25,925
Tokyo Electric Power	7,500	[b]	27,235
Tokyo Gas	4,000		23,279
Tokyu	1,000		6,673
Toppan Printing	1,000		6,892
Toshiba	6,000		26,801
Toyo Seikan Group Holdings	100		1,228
Toyoda Gosei	100		1,891
Toyota Industries	100		4,801
Toyota Motor	2,000		120,312
Toyota Tsusho	800		20,335
USS	100		1,616
West Japan Railway	200		9,652
Yahoo! Japan	300		1,062
Yamada Denki	1,700		5,462
Yamaha	200		2,774
Yamaha Motor	400		7,699
Yamato Holdings	200		4,311
Yaskawa Electric	100		1,310
Yokogawa Electric	100		1,415
			1,884,907
Luxembourg—.1%
Millicom
International Cellular, SDR	79		6,437
RTL Group	52		4,904
SES	115		3,972
Tenaris	331		6,549
			21,862
Macau—.1%
MGM China Holdings	400		1,309
Sands China	1,200		7,478
Wynn Macau	400		1,471
			10,258

16

Common Stocks (continued)	Shares		Value ($)
Netherlands—.8%
Aegon	1,805		14,711
Corio	14		682
Delta Lloyd	151		3,443
Gemalto	14		1,071
Heineken Holding	75		4,860
ING Groep	1,616	[b]	23,222
Koninklijke Ahold	2,381		39,842
Koninklijke Boskalis Westminster	42		2,241
Koninklijke Philips	718		20,083
OCI	34	[b]	1,186
QIAGEN	39	[b]	915
Randstad Holding	191		8,436
Reed Elsevier	130		2,995
Unilever	750		29,119
Wolters Kluwer	299		7,986
Ziggo	80	[b]	3,913
			164,705
New Zealand—.1%
Contact Energy	164		794
Fletcher Building	498		3,349
Ryman Healthcare	52		308
Spark New Zealand	2,823		6,961
			11,412
Norway—.5%
DNB	253		4,646
Gjensidige Forsikring	174		3,160
Norsk Hydro	580		3,244
Orkla	786		6,010
Seadrill	434		9,841
Statoil	2,201		50,305
Telenor	984		22,113
Yara International	208		9,573
			108,892
Portugal—.1%
Energias de Portugal	3,207		13,826
Jeronimo Martins	230		2,016
			15,842

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Singapore—.4%
Avago Technologies	100		8,625
CapitaMall Trust	1,000		1,539
ComfortDelGro	2,000		4,111
DBS Group Holdings	1,000		14,451
Flextronics International	1,000	[b]	10,720
Genting Singapore	1,000		857
Olam International	1,000		1,663
Oversea-Chinese Banking	1,000		7,701
SembCorp Industries	1,000		3,798
Singapore Technologies Engineering	1,000		2,924
Singapore Telecommunications	7,000		20,607
StarHub	1,000		3,219
			80,215
South Africa—.0%
Investec	314		2,878
Spain—.9%
Abertis Infraestructuras	209		4,354
ACS Actividades de Construccion y Servicios	454		16,849
Amadeus IT Holding, Cl. A	150		5,519
Banco de Sabadell	987		2,854
Bankia	259	[b]	464
Distribuidora Internacional
de Alimentacion	525		3,338
Enagas	249		8,362
Ferrovial	521		10,660
Gas Natural SDG	598		17,278
Grifols	64		2,607
Iberdrola	4,943		34,968
Inditex	321		9,039
Mapfre	1,145		3,929
Red Electrica	98		8,566
Telefonica	3,737		56,196
Zardoya Otis	67		781
			185,764
Sweden—1.3%
Alfa Laval	184		3,786
Assa Abloy, Cl. B	99		5,265

18

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Atlas Copco, Cl. A	303		8,755
Atlas Copco, Cl. B	176		4,652
Electrolux, Ser. B	324		9,258
Elekta, Cl. B	81		828
Ericsson, Cl. B	3,907		46,198
Getinge, Cl. B	104		2,412
Hennes & Mauritz, Cl. B	751		29,901
Hexagon, Cl. B	43		1,447
Husqvarna, Cl. B	565		4,201
Industrivarden, Cl. C	55		962
Investment AB Kinnevik, Cl. B	63		1,998
Investor, Cl. B	271		9,696
Nordea Bank	2,479		31,792
Securitas, Cl. B	618		6,841
Skandinaviska Enskilda Banken, Cl. A	539		6,916
Skanska, Cl. B	651		13,295
Svenska Cellulosa, Cl. B	590		13,226
Svenska Handelsbanken, Cl. A	252		12,016
Swedbank, Cl. A	363		9,600
Swedish Match	218		7,088
TeliaSonera	2,004		13,892
Volvo, Cl. B	1,367		15,782
			259,807
Switzerland—2.9%
Actelion	49	[b]	5,817
Adecco	351	[b]	23,782
Aryzta	43	[b]	3,658
Baloise Holding	82		10,323
Cie Financiere Richemont	117		9,858
EMS-Chemie Holding	4		1,440
Geberit	22		7,506
Givaudan	5	[b]	8,343
Glencore	9,985	[b]	51,195
Holcim	100	[b]	7,091
Julius Baer Group	42	[b]	1,840
Kuehne + Nagel International	52		6,776

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Lonza Group	31	[b]	3,419
Nestle	1,438		105,277
Partners Group Holding	6		1,596
Roche Holding	342		101,012
Schindler Holding	9		1,218
Schindler Holding-PC	20		2,798
SGS	2		4,395
Sika-BR	2		7,147
Sonova Holding	17		2,651
STMicroelectronics	529		3,540
Swatch Group	15		1,268
Swatch Group-BR	9		4,267
Swiss Life Holding	44	[b]	10,097
Swiss Prime Site	33	[b]	2,507
Swiss Re	591	[b]	47,795
Swisscom	24		14,146
Syngenta	50		15,496
UBS	1,531	[b]	26,609
Wolseley	187		9,937
Zurich Insurance Group	279	[b]	84,438
			587,242
United Kingdom—8.3%
Aberdeen Asset Management	309		2,148
Admiral Group	179		3,824
Aggreko	196		4,779
AMEC	291		4,851
Aon	310		26,660
ARM Holdings	113		1,600
ASOS	10	[b]	426
Associated British Foods	197		8,693
Aviva	2,951		24,623
Babcock International Group	386		6,774
BP	23,347		168,200
British American Tobacco	1,728		98,145
British Land	276		3,220
British Sky Broadcasting Group	1,083		15,358

20

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
BT Group	8,316		48,943
Bunzl	421		11,431
Burberry Group	159		3,899
Capita	322		5,658
Carnival	77		3,070
Centrica	4,392		21,276
CNH Industrial	1,301	[b]	10,606
Cobham	455		2,120
Compass Group	1,423		22,929
Croda International	61		2,242
Direct Line Insurance Group	1,430		6,321
Dixons Carphone	503		3,185
easyJet	191		4,594
Experian	454		6,823
Fiat Chrysler Automobiles	4,082	[b]	45,552
GKN	1,384		7,058
GlaxoSmithKline	4,171		94,552
Hammerson	354		3,476
Hargreaves Lansdown	43		685
ICAP	436		2,924
IMI	290		5,678
Imperial Tobacco Group	1,294		56,184
Inmarsat	247		2,710
InterContinental Hotels Group	205		7,778
International Consolidated Airlines Group	1,327	[b]	8,689
Intertek Group	69		3,008
Intu Properties	270		1,472
ITV	2,611		8,495
J Sainsbury	1,630		6,411
Johnson Matthey	241		11,485
Kingfisher	3,395		16,453
Land Securities Group	339		6,010
Legal & General Group	3,542		13,104
Liberty Global, Cl. A	100	[b]	4,547
Liberty Global, Ser. C	310	[b]	13,786
Lloyds Banking Group	7,393	[b]	9,135

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
London Stock Exchange Group	50		1,613
Marks & Spencer Group	1,669		10,875
Meggitt	276		1,994
National Grid	1,968		29,178
Next	182		18,787
Old Mutual	7,750		24,029
Persimmon	227	[b]	5,317
Prudential	1,990		45,986
Randgold Resources	15		877
Reckitt Benckiser Group	289		24,293
Reed Elsevier	215		3,536
Rexam	941		7,171
Rolls-Royce Holdings	811	[b]	10,957
Royal Dutch Shell, Cl. A	5,303		189,892
Royal Dutch Shell, Cl. B	3,291		122,092
Royal Mail	590		4,167
Sage Group	1,138		6,885
Schroders	67		2,588
Segro	298		1,815
Severn Trent	333		10,647
Shire	152		10,119
Smith & Nephew	212		3,590
Smiths Group	199		3,713
Sports Direct International	121	[b]	1,250
SSE	1,120		28,666
Standard Life	3,239		20,433
Subsea 7	149		1,609
Tate & Lyle	514		4,986
Travis Perkins	223		5,903
TUI Travel	881		5,626
Unilever	592		23,823
United Utilities Group	842		11,527
Vodafone Group	34,669		115,199
Weir Group	99		3,621
Whitbread	90		6,288
William Hill	219		1,264

22

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Willis Group Holdings	100		4,053
WPP	1,055		20,592
			1,646,551
United States—57.7%
3M	510		78,423
AbbVie	920		58,383
Accenture, Cl. A	720		58,406
ACE	210		22,953
Activision Blizzard	510		10,175
Adobe Systems	100	[b]	7,012
ADT	510		18,278
Advance Auto Parts	100		14,696
Aetna	720		59,407
Aflac	410		24,489
Air Products & Chemicals	100		13,466
Airgas	100		11,154
Akamai Technologies	100	[b]	6,030
Albemarle	100		5,838
Alcoa	820		13,743
Allergan	100		19,006
Allstate	620		40,207
Ally Financial	310	[b]	7,037
Altera	100		3,437
Altria Group	2,360		114,082
American Airlines Group	200		8,270
American Electric Power	620		36,171
American Express	510		45,875
American International Group	1,130		60,534
American Tower	100	[c]	9,750
American Water Works	100		5,337
Ameriprise Financial	310		39,113
AmerisourceBergen	620		52,954
AMETEK	100		5,215
Amgen	620		100,552
Amphenol, Cl. A	200		10,116
Anadarko Petroleum	210		19,274

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Analog Devices	100		4,962
Annaly Capital Management	500	[c]	5,705
Apple	3,490		376,920
Applied Materials	600		13,254
Arch Capital Group	100	[b]	5,632
Archer-Daniels-Midland	820		38,540
Arrow Electronics	200	[b]	11,372
Ashland	100		10,807
Assurant	200		13,644
AT&T	5,740		199,982
Automatic Data Processing	310		25,352
AutoNation	100	[b]	5,726
Avery Dennison	100		4,685
Axis Capital Holdings	200		9,628
Baker Hughes	210		11,122
Ball	210		13,530
Bank of America	3,590		61,604
Becton Dickinson & Co.	100		12,870
Bed Bath & Beyond	210	[b]	14,141
Berkshire Hathaway, Cl. B	410	[b]	57,466
Best Buy	720		24,581
Biogen Idec	100	[b]	32,108
BlackRock	100		34,111
Boeing	820		102,426
BorgWarner	100		5,702
Boston Scientific	500	[b]	6,640
Bristol-Myers Squibb	510		29,677
Broadcom, Cl. A	100		4,188
Bunge	210		18,617
C.H. Robinson Worldwide	210		14,534
C.R. Bard	100		16,397
Cablevision Systems (NY Group), Cl. A	500		9,310
Cabot Oil & Gas	100		3,110
Cameron International	210	[b]	12,506
Capital One Financial	210		17,382
Cardinal Health	610		47,873

24

Common Stocks (continued)	Shares		Value ($)
United States (continued)
CareFusion	100	[b]	5,737
Carnival	200		8,030
Caterpillar	610		61,860
CBRE Group, Cl. A	210	[b]	6,720
CBS, Cl. B	310		16,808
CDK Global	100	[b]	3,360
Celanese, Ser. A	200		11,746
Celgene	310	[b]	33,198
CenterPoint Energy	410		10,066
CenturyLink	610		25,303
Charles Schwab	200		5,734
Chevron	210		25,190
Chubb	310		30,802
Church & Dwight	100		7,241
Cigna	310		30,867
Cincinnati Financial	100		5,047
Cintas	100		7,324
Cisco Systems	4,000		97,880
CIT Group	100		4,893
Citrix Systems	100	[b]	6,423
Clorox	100		9,950
CMS Energy	210		6,861
Coca-Cola	1,640		68,683
Coca-Cola Enterprises	410		17,774
Cognizant Technology Solutions, Cl. A	200	[b]	9,770
Colgate-Palmolive	510		34,109
Comcast, Cl. A	1,230		68,081
Comcast, Cl. A (Special)	210		11,579
Comerica	100		4,774
Computer Sciences	210		12,684
ConocoPhillips	2,250		162,338
Consolidated Edison	310		19,642
Constellation Brands, Cl. A	100	[b]	9,154
Corning	920		18,796
Costco Wholesale	510		68,019
Crown Castle International	100		7,812

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Crown Holdings	200	[b]	9,586
CSX	820		29,217
Cummins	100		14,618
CVS Health	1,850		158,749
Danaher	100		8,040
DaVita HealthCare Partners	100	[b]	7,807
Deere & Co.	310		26,517
Delphi Automotive	510		35,180
Delta Air Lines	410		16,494
Denbury Resources	200		2,480
Devon Energy	410		24,600
Dick’s Sporting Goods	100		4,537
DIRECTV	510	[b]	44,263
Discover Financial Services	410		26,150
Discovery Communications, Cl. A	100	[b]	3,535
Discovery Communications, Cl. C	310	[b]	10,847
Dollar General	200	[b]	12,534
Dollar Tree	200	[b]	12,114
Dover	200		15,888
Dow Chemical	1,130		55,822
Dr. Pepper Snapple Group	310		21,467
DTE Energy	200		16,432
Duke Energy	410		33,681
Duke Realty	100	[c]	1,896
Eastman Chemical	100		8,078
Eaton Vance	100		3,683
Ecolab	100		11,123
Edison International	310		19,400
Edwards Lifesciences	100	[b]	12,092
Electronic Arts	100	[b]	4,097
Eli Lilly & Co.	720		47,758
EMC	720		20,686
Emerson Electric	610		39,077
Entergy	410		34,448
EOG Resources	310		29,465
Equifax	100		7,574

26

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Equity Residential	100	[c]	6,956
Estee Lauder, Cl. A	100		7,518
Everest Re Group	100		17,065
Exelon	920		33,663
Expedia	100		8,497
Expeditors International of Washington	100		4,266
Exxon Mobil	4,720		456,471
Facebook, Cl. A	210	[b]	15,748
Fastenal	100		4,404
FedEx	200		33,480
Fidelity National Information Services	310		18,101
Fifth Third Bancorp	300		5,997
Fiserv	200	[b]	13,896
Flowserve	100		6,799
Fluor	210		13,931
FMC Technologies	100	[b]	5,604
Ford Motor	2,970		41,847
Fossil Group	100	[b]	10,166
Franklin Resources	210		11,678
Frontier Communications	1,000		6,540
GameStop, Cl. A	310		13,256
Gap	410		15,535
Garmin	100		5,548
General Dynamics	410		57,302
General Electric	8,100		209,061
General Growth Properties	100	[c]	2,591
General Mills	410		21,304
Genuine Parts	100		9,708
Genworth Financial, Cl. A	400	[b]	5,596
Gilead Sciences	720	[b]	80,640
Goldman Sachs Group	510		96,895
H&R Block	310		10,016
Halliburton	820		45,215
Harley-Davidson	100		6,570
Harris	100		6,960
Hartford Financial Services Group	210		8,312

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Hasbro	100		5,753
HCA Holdings	410	[b]	28,720
HCP	100	[c]	4,397
Health Care REIT	100	[c]	7,111
Helmerich & Payne	100		8,682
Henry Schein	100	[b]	12,003
Herbalife	200		10,492
Hershey	100		9,591
Hertz Global Holdings	200	[b]	4,384
Hess	310		26,291
Hewlett-Packard	5,840		209,539
Hilton Worldwide Holdings	100		2,524
Hologic	100	[b]	2,619
Home Depot	2,150		209,668
Honeywell International	610		58,633
Hormel Foods	100		5,391
Host Hotels & Resorts	200	[c]	4,662
Illinois Tool Works	310		28,225
Ingersoll-Rand	310		19,412
Intel	4,710		160,187
International Business Machines	1,130		185,772
Interpublic Group of Companies	400		7,756
Intuit	100		8,801
Invesco	410		16,593
Iron Mountain	210		7,575
J.M. Smucker	100		10,400
Johnson & Johnson	2,050		220,949
Juniper Networks	210		4,425
Kellogg	210		13,432
KeyCorp	300		3,960
Kimberly-Clark	410		46,851
Kimco Realty	200	[c]	4,990
Kinder Morgan	510		19,737
Kinder Morgan Management	102	[b]	9,657
Kohl’s	410		22,230
Kraft Foods Group	410		23,103
Kroger	1,840		102,506

28

Common Stocks (continued)	Shares		Value ($)
United States (continued)
L Brands	210		15,145
L-3 Communications Holdings	100		12,146
Laboratory Corporation of
America Holdings	100	[b]	10,929
Lam Research	100		7,786
Las Vegas Sands	100		6,226
Legg Mason	100		5,200
Leggett & Platt	100		3,938
Lennar, Cl. A	100		4,308
Level 3 Communications	100	[b]	4,691
Lincoln National	310		16,976
Linear Technology	100		4,284
LKQ	100	[b]	2,857
Lockheed Martin	510		97,191
Lorillard	310		19,065
Lowe’s	1,850		105,820
LyondellBasell Industries, Cl. A	510		46,731
Macy’s	410		23,706
Manpowergroup	210		14,017
Marathon Oil	610		21,594
Marathon Petroleum	610		55,449
Marriott International, Cl. A	210		15,907
Marsh & McLennan	510		27,729
Marvell Technology Group	400		5,376
Masco	310		6,842
MasterCard, Cl. A	310		25,962
McCormick & Co	100		7,072
McGraw-Hill Financial	310		28,049
McKesson	410		83,398
MDU Resources Group	100		2,818
Mead Johnson Nutrition	100		9,931
MeadWestvaco	200		8,834
Medtronic	410		27,946
Merck & Co.	1,540		89,228
MetLife	410		22,238
MGM Resorts International	200	[b]	4,650
Microchip Technology	100		4,311

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Micron Technology	920	[b]	30,443
Microsoft	3,080		144,606
Molson Coors Brewing, Cl. B	100		7,438
Monsanto	210		24,158
Monster Beverage	100	[b]	10,088
Moody’s	100		9,923
Morgan Stanley	510		17,824
Mosaic	200		8,862
Motorola Solutions	210		13,545
Murphy Oil	310		16,551
Mylan	100	[b]	5,355
Nabors Industries	210		3,749
NASDAQ OMX Group	100		4,326
National Oilwell Varco	210		15,254
NetApp	310		13,268
New York Community Bancorp	200		3,190
Newell Rubbermaid	310		10,332
News Corp., Cl. A	200	[b]	3,096
NextEra Energy	200		20,044
Nielsen	100		4,249
NIKE, Cl. B	510		47,415
NiSource	310		13,039
Noble Energy	100		5,763
Nordstrom	200		14,522
Norfolk Southern	310		34,298
Northern Trust	100		6,630
Northrop Grumman	410		56,564
NRG Energy	310		9,294
NVIDIA	300		5,862
O’Reilly Automotive	100	[b]	17,588
Occidental Petroleum	820		72,923
Oceaneering International	100		7,027
OGE Energy	100		3,729
Omnicare	100		6,659
Omnicom Group	410		29,463
ONEOK	100		5,894
Oracle	1,740		67,947

30

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Owens-Illinois	200	[b]	5,154
PACCAR	310		20,249
Pall	100		9,142
PartnerRe	100		11,569
Paychex	310		14,551
Pentair	100		6,705
People’s United Financial	300		4,386
PepsiCo	1,540		148,102
PetSmart	100		7,235
Pfizer	6,050		181,197
Phillips 66	720		56,520
Pinnacle West Capital	100		6,147
PPG Industries	100		20,369
Praxair	100		12,599
Principal Financial Group	210		10,998
Progressive	820		21,656
Prologis	100	[c]	4,165
Prudential Financial	410		36,301
Public Storage	100	[c]	18,434
PulteGroup	200		3,838
QEP Resources	100		2,507
QUALCOMM	720		56,527
Quanta Services	100	[b]	3,408
Quest Diagnostics	200		12,692
Raymond James Financial	100		5,613
Rayonier	100	[c]	3,347
Raytheon	410		42,591
Realogy Holdings	100	[b]	4,101
Regency Centers	100	[c]	6,070
Regions Financial	300		2,979
RenaissanceRe Holdings	100		10,333
Republic Services	210		8,064
ResMed	100		5,222
Reynolds American	410		25,793
Robert Half International	200		10,956
Rock-Tenn, Cl. A	100		5,115
Rockwell Automation	100		11,235

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Rockwell Collins	100		8,415
Ross Stores	210		16,951
Royal Caribbean Cruises	100		6,797
salesforce.com	100	[b]	6,399
SanDisk	100		9,414
SCANA	100		5,489
Schlumberger	920		90,767
Seagate Technology	510		32,043
Sealed Air	200		7,250
Sears Holdings	210	[b]	7,333
SEI Investments	100		3,866
Sempra Energy	100		11,000
Sensata Technologies Holding	100	[b]	4,881
Sherwin-Williams	100		22,956
Simon Property Group	100	[c]	17,921
Sirius XM Holdings	1,700	[b]	5,831
Southern	510		23,644
Southwest Airlines	200		6,896
Southwestern Energy	200	[b]	6,502
Spectra Energy	310		12,130
SPX	100		9,479
St. Jude Medical	210		13,476
Stanley Black & Decker	100		9,364
Staples	1,130		14,328
Starbucks	200		15,112
Starwood Hotels &
Resorts Worldwide	100		7,666
SunTrust Banks	200		7,828
Superior Energy Services	100		2,515
Symantec	510		12,658
Sysco	610		23,509
T. Rowe Price Group	210		17,239
TD Ameritrade Holding	100		3,374
TE Connectivity	410		25,063
Teradata	100	[b]	4,232
Tesoro	210		14,996
Texas Instruments	1,130		56,116

32

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Textron	410		17,027
The TJX Companies	720		45,590
Thermo Fisher Scientific	100		11,757
Time Warner	1,030		81,854
Time Warner Cable	310		45,635
Torchmark	100		5,296
Total System Services	100		3,379
Tractor Supply	100		7,322
Travelers	920		92,736
TRW Automotive Holdings	100	[b]	10,135
Twenty-First Century Fox, Cl. A	720		24,826
Twenty-First Century Fox, Cl. B	210		6,966
Tyco International	510		21,894
Tyson Foods, Cl. A	720		29,052
Union Pacific	820		95,489
United Continential Holdings	100	[b]	5,281
United Parcel Service, Cl. B	610		63,995
United Rentals	100	[b]	11,006
UnitedHealth Group	1,020		96,910
Universal Health Services, Cl. B	100		10,371
Unum Group	410		13,719
Urban Outfitters	100	[b]	3,036
Valero Energy	1,330		66,620
Vantiv, Cl. A	100	[b]	3,092
Ventas	100	[c]	6,851
VeriSign	200	[b]	11,952
Verisk Analytics, Cl. A	100	[b]	6,235
Verizon Communications	5,430		272,857
VF	210		14,213
Viacom, Cl. B	410		29,799
Visa, Cl. A	210		50,700
Voya Financial	100		3,925
W.R. Berkley	200		10,308
Wal-Mart Stores	1,230		93,812
Walt Disney	1,440		131,587
Waste Management	210		10,267

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Weatherford International	400	[b]	6,568
WellPoint	620		78,548
Western Digital	100		9,837
Western Union	820		13,907
Weyerhaeuser	100	[c]	3,386
Whirlpool	100		17,205
Whiting Petroleum	100	[b]	6,124
Whole Foods Market	100		3,933
Williams	100		5,551
Windstream Holdings	1,000		10,480
Wisconsin Energy	210		10,429
Wyndham Worldwide	200		15,534
Xcel Energy	410		13,723
Xerox	1,640		21,779
Xilinx	100		4,448
XL Group	310		10,503
Xylem	100		3,636
Yum! Brands	210		15,084
Zoetis	200		7,432
			11,516,013
Total Common Stocks
(cost $19,913,126)			19,835,848

Preferred Stocks—.3%
Germany
Bayerische Motoren Werke	62		4,963
Fuchs Petrolub	60		2,330
Henkel & Co.	91		8,986
Volkswagen	155		33,055
Total Preferred Stocks
(cost $53,195)			49,334

Rights—.0%
United States
Sears Holdings
(cost $81)	210	[b]	5

34

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $85,000)	85,000 [d]	85,000
Total Investments (cost $20,051,402)	100.1%	19,970,187
Liabilities, Less Cash and Receivables	(.1%)	(23,368)
Net Assets	100.0%	19,946,819

ADR—American Depository Receipts
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
RSP—Retirement Savings Plan
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

a The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2014, the value of this security amounted to $1,304 or less than .01% of net assets.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	15.4	Consumer Staples	9.7
Industrial	13.9	Telecommunication Services	6.1
Consumer Discretionary	13.0	Utilities	4.7
Information Technology	11.5	Materials	4.0
Energy	11.2	Money Market Investment	.4
Health Care	10.2		100.1

† Based on net assets.
See notes to financial statements.

The Fund 35

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			19,966,402	19,885,187
Affiliated issuers			85,000	85,000
Cash				12,321
Cash denominated in foreign currencies			5,103	5,054
Dividends receivable				29,576
Prepaid expenses				76,137
Due from The Dreyfus Corporation and affiliates—Note 3(c)				1,073
				20,094,348
Liabilities ($):
Accrued expenses				147,529
Net Assets ($)				19,946,819
Composition of Net Assets ($):
Paid-in capital				19,999,922
Accumulated undistributed investment income—net				30,240
Accumulated net realized gain (loss) on investments				(1,642)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				(81,701)
Net Assets ($)				19,946,819

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	99,697	100,889	19,646,502	99,731
Shares Outstanding	8,000	8,103	1,576,000	8,000
Net Asset Value Per Share ($)	12.46	12.45	12.47	12.47

See notes to financial statements.

36

STATEMENT OF OPERATIONS
From September 15, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $2,577 foreign taxes withheld at source):
Unaffiliated issuers	41,670
Affiliated issuers	189
Total Income	41,859
Expenses:
Management fee—Note 3(a)	11,260
Professional fees	55,467
Custodian fees—Note 3(c)	40,000
Registration fees	12,672
Prospectus and shareholders’ reports	2,041
Trustees’ fees and expenses—Note 3(d)	1,735
Shareholder servicing costs—Note 3(c)	393
Distribution fees—Note 3(b)	95
Loan commitment fees—Note 2	66
Miscellaneous	2,368
Total Expenses	126,097
Less—reduction in expenses due to undertaking—Note 3(a)	(110,861)
Net Expenses	15,236
Investment Income—Net	26,623
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,630
Net realized gain (loss) on forward foreign currency exchange contracts	(12,983)
Net Realized Gain (Loss)	647
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(81,701)
Net Realized and Unrealized Gain (Loss) on Investments	(81,054)
Net (Decrease) in Net Assets Resulting from Operations	(54,431)

See notes to financial statements.

The Fund 37

STATEMENT OF CHANGES IN NET ASSETS
From September 15, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment income—net	26,623
Net realized gain (loss) on investments	647
Net unrealized appreciation (depreciation) on investments	(81,701)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(54,431)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	100,000
Class C	101,250
Class I	19,700,000
Class Y	100,000
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	20,001,250
Total Increase (Decrease) in Net Assets	19,946,819
Net Assets ($):
Beginning of Period	—
End of Period	19,946,819
Undistributed investment income—net	30,240
Capital Share Transactions (Shares):
Class A
Shares sold	8,000
Class C
Shares sold	8,103
Class I
Shares sold	1,576,000
Class Y
Shares sold	8,000

See notes to financial statements.

38

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from September 15, 2014 (commencement of operations) to October 31, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net[a]	.01	.00 [b]	.02	.02
Net realized and unrealized
gain (loss) on investments	(.05)	(.05)	(.05)	(.05)
Total from Investment Operations	(.04)	(.05)	(.03)	(.03)
Net asset value, end of period	12.46	12.45	12.47	12.47
Total Return (%)[c]	(.32)[d]	(.40)[d]	(.24)	(.24)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	5.60	6.34	5.03	5.03
Ratio of net expenses
to average net assets[e]	.85	1.60	.60	.60
Ratio of net investment income
to average net assets[e]	.82	.06	1.07	1.07
Portfolio Turnover Rate[c]	.01	.01	.01	.01
Net Assets, end of period ($ x 1,000)	100	101	19,647	100

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

The Fund 39

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Global Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund, which commenced operations on September 15, 2014. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

40

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon held all of the outstanding Class A, Class I and Class Y shares of the fund and 8,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued

42

at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	11,516,013	—		—	11,516,013
Equity Securities—
Foreign
Common Stocks†	77,583	8,242,252	††	—	8,319,835
Equity Securities—
Foreign Preferred
Stocks†	—	49,334	††	—	49,334
Mutual Funds	85,000	—		—	85,000
Rights†	5	—		—	5

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

44

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value				Value	Net
Company	9/15/2014	($)	Purchases ($)	Sales ($) 10/31/2014 ($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		19,985,000	19,900,000	85,000.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distribu-

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

tions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $31,226, accumulated capital losses $1,642 and unrealized depreciation $82,687.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014.The fund has $1,642 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, fund start-up costs and real estate investment

46

trusts, the fund increased accumulated undistributed investment income-net by $3,617, decreased accumulated net realized gain (loss) on investments by $2,289 and decreased paid-in capital by $1,328. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 15, 2014 through October 1, 2015, to waive receipt of its fees/or to assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $110,861 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s port-

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

folio, Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $95 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor

48

determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $31 and $32 respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $290 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $40,000 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $1,234 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,324, Distribution Plan fees $62, Shareholder Services Plan fees $41, custodian fees $40,000, Chief Compliance Officer fees $617 and transfer agency fees $290, which are offset against an expense reimbursement currently in effect in the amount of $49,407.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2014, amounted to $19,969,179 and $994, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

50

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. At October 31, 2014, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	182,456

At October 31, 2014, the cost of investments for federal income tax purposes was $20,052,388; accordingly, accumulated net unrealized depreciation on investments was $82,201, consisting of $500,292 gross unrealized appreciation and $582,493 gross unrealized depreciation.

The Fund 51

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Strategic Beta Global Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Strategic Beta Global Equity Fund (one of the series comprising Dreyfus Opportunity Funds) as of October 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for the period from September 15, 2014 (commencement of operations) to October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Strategic Beta Global Equity Fund at October 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 15, 2014 to October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

52

INFORMATION ABOUT THE APPROVAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the Board of Trustees of Dreyfus Strategic Beta Global Equity Fund (the “fund”) held on May 27, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-adviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 53

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance.The Board discussed with representatives of Dreyfus and the Sub-adviser the portfolio management team and the investment strategy to be employed in the management of the fund’s assets.The Board also was provided with hypothetical performance information for the investment strategy provided by the Sub-adviser, and the Board considered the relevance of the information provided.The Board noted the reputation and experience of Dreyfus and the Sub-adviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. (“Lipper”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was below the average and median contractual management fees of the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least the first year of the fund’s operations by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.60% of the fund’s average daily net assets) were the lowest of the expense ratios of the funds in the Comparison Group.

54

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Sub-adviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Sub-adviser and Dreyfus.The Board also noted the Sub-adviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Sub-adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s investments. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed busi-

The Fund 55

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

ness decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Sub-adviser are ade- quate and appropriate.

  The Board concluded that since the fund had not yet com- menced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Sub- adviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-adviser, of other funds advised by Dreyfus and the Sub-adviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

56

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (2000)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 62
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

The Fund 57

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Roslyn M. Watson (65)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69

58

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (2008-present)
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as Board Members of the Company on
December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the Company on February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 59

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

60

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 61

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Strategic Beta
U.S. Equity Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Information About the Approval of the Fund’s Management and Sub-Investment Advisory Agreements
35	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Beta
U.S. Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this report for Dreyfus Strategic Beta U.S. Equity Fund, covering the period from the fund’s inception on September 15, 2014, through October 31, 2014.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Larger, better established companies rallied strongly over the end of the reporting period.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags — including tight fiscal policies and private sector deleveraging — fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta U.S. Equity Fund from September 15, 2014 (commencent of operations) to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ .98	$1.95	$ .65	$ .65
Ending value (after expenses)	$1,021.60	$1,020.80	$ 1,021.60	$ 1,021.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014††
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$3.82	$7.63	$2.55	$2.55
Ending value (after expenses)	$1,021.42	$1,017.64	$1,022.68	$1,022.68

†	Expenses are equal to the fund’s annualized expense ratio of .75% for Class A, 1.50% for Class C, .50% for
Class I and .50% for ClassY, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on September 15,
2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period
May 1, 2014 to October 31, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of .75% for Class A, 1.50% for Class C, .50% for
Class I and .50% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
October 31, 2014

Common Stocks—99.1%	Shares		Value ($)
Automobiles & Components—1.1%
BorgWarner	37		2,110
Delphi Automotive	171		11,796
General Motors	719		22,577
Goodyear Tire & Rubber	174		4,216
Harley-Davidson	57		3,745
Johnson Controls	243		11,482
			55,926
Banks—.3%
Comerica	51		2,435
Huntington Bancshares	157		1,556
KeyCorp	549		7,247
Regions Financial	239		2,373
Zions Bancorporation	102		2,955
			16,566
Capital Goods—7.8%
3M	285		43,824
Allegion	21		1,115
AMETEK	28		1,460
Caterpillar	416		42,187
Cummins	44		6,432
Danaher	110		8,844
Dover	101		8,023
Eaton	127		8,686
Emerson Electric	339		21,716
Fastenal	38		1,674
Flowserve	40		2,720
Fluor	107		7,098
General Dynamics	128		17,889
Honeywell International	131		12,592
Illinois Tool Works	406		36,966
Ingersoll-Rand	215		13,463
Jacobs Engineering Group	68	[a]	3,227
L-3 Communications Holdings	30		3,644
Lockheed Martin	229		43,641
Masco	206		4,546
Northrop Grumman	123		16,969

4

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
PACCAR	58		3,789
Pall	41		3,748
Parker Hannifin	76		9,654
Pentair	105		7,040
Quanta Services	34	[a]	1,159
Raytheon	181		18,802
Rockwell Automation	63		7,078
Roper Industries	16		2,533
Snap-on	13		1,718
Stanley Black & Decker	54		5,057
Textron	193		8,015
United Technologies	180		19,260
W.W. Grainger	20		4,936
Xylem	41		1,491
			400,996
Commercial & Professional
Services—.8%
ADT	61		2,186
Cintas	67		4,907
Dun & Bradstreet	10		1,228
Equifax	14		1,060
Nielsen	57		2,422
Pitney Bowes	126		3,117
Republic Services	103		3,955
Robert Half International	62		3,396
Stericycle	11	[a]	1,386
Tyco International	216		9,273
Waste Management	122		5,965
			38,895
Consumer Durables & Apparel—1.1%
D.R. Horton	80		1,823
Fossil Group	18	[a]	1,830
Garmin	52		2,885
Harman International Industries	33		3,542
Leggett & Platt	33		1,300
Lennar, Cl. A	74		3,188

The Fund 5

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Michael Kors Holdings	26	[a]	2,043
Newell Rubbermaid	184		6,133
NIKE, Cl. B	168		15,619
PulteGroup	397		7,618
Ralph Lauren	13		2,143
Under Armour, Cl. A	11	[a]	721
VF	97		6,565
			55,410
Consumer Services—1.1%
Carnival	239		9,596
Chipotle Mexican Grill	4	[a]	2,552
Darden Restaurants	31		1,605
H&R Block	39		1,260
Marriott International, Cl. A	157		11,893
Starbucks	55		4,156
Starwood Hotels & Resorts Worldwide	99	[b]	7,589
Wyndham Worldwide	92		7,146
Wynn Resorts	16		3,040
Yum! Brands	91		6,537
			55,374
Diversified Financials—1.5%
Affiliated Managers Group	13	[a]	2,597
Charles Schwab	116		3,326
Discover Financial Services	196		12,501
Franklin Resources	287		15,960
Invesco	189		7,649
Legg Mason	57		2,964
McGraw-Hill Financial	97		8,777
Moody’s	106		10,518
Navient	323		6,389
T. Rowe Price Group	103		8,455
			79,136
Energy—10.4%
Anadarko Petroleum	19		1,744
Baker Hughes	234		12,393
Cabot Oil & Gas	73		2,270

6

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Cameron International	180	[a]	10,719
Chesapeake Energy	168		3,726
Chevron	88		10,556
Cimarex Energy	10		1,137
ConocoPhillips	529		38,167
CONSOL Energy	51		1,877
Denbury Resources	92		1,141
Devon Energy	49		2,940
EOG Resources	133		12,642
EQT	24		2,257
Exxon Mobil	1,126		108,895
FMC Technologies	78	[a]	4,371
Halliburton	521		28,728
Helmerich & Payne	13		1,129
Kinder Morgan	441		17,067
Marathon Petroleum	645		58,631
Nabors Industries	144		2,570
National Oilwell Varco	239		17,361
Newfield Exploration	37	[a]	1,207
Noble Energy	49		2,824
ONEOK	56		3,301
Peabody Energy	210		2,190
Phillips 66	703		55,186
Pioneer Natural Resources	10		1,891
QEP Resources	39		978
Schlumberger	472		46,568
Southwestern Energy	55	[a]	1,788
Tesoro	285		20,352
Valero Energy	1,137		56,952
			533,558
Food & Staples
Retailing—2.3%
Costco Wholesale	167		22,273
Kroger	422		23,510
Sysco	384		14,799
Wal-Mart Stores	695		53,008

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Food & Staples Retailing (continued)
Whole Foods Market	152		5,978
			119,568
Food, Beverage & Tobacco—6.1%
Altria Group	832		40,219
Archer-Daniels-Midland	753		35,391
Brown-Forman, Cl. B	14		1,297
Coca-Cola	980		41,042
Constellation Brands, Cl. A	85	[a]	7,781
Dr. Pepper Snapple Group	120		8,310
General Mills	237		12,315
Hormel Foods	120		6,469
Kellogg	145		9,274
Keurig Green Mountain	22		3,338
Kraft Foods Group	88		4,959
Lorillard	93		5,720
McCormick & Co.	20		1,414
Molson Coors Brewing, Cl. B	21		1,562
Mondelez International, Cl. A	705		24,858
Monster Beverage	29	[a]	2,926
PepsiCo	404		38,853
Philip Morris International	403		35,871
Reynolds American	323		20,320
Tyson Foods, Cl. A	285		11,500
			313,419
Health Care Equipment & Services—6.7%
Abbott Laboratories	219		9,546
Aetna	364		30,034
AmerisourceBergen	228		19,473
Becton Dickinson & Co.	65		8,365
Boston Scientific	338	[a]	4,489
C.R. Bard	51		8,362
Cardinal Health	403		31,627
CareFusion	99	[a]	5,680
Cerner	45	[a]	2,850
Cigna	219		21,806

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Covidien	176		16,269
DaVita HealthCare Partners	46	[a]	3,591
DENTSPLY International	38		1,929
Edwards Lifesciences	55	[a]	6,651
Express Scripts Holding	727	[a]	55,848
Humana	56		7,776
Intuitive Surgical	21	[a]	10,412
Laboratory Corporation of America Holdings	40	[a]	4,372
McKesson	115		23,392
Medtronic	356		24,265
Quest Diagnostics	91		5,775
St. Jude Medical	48		3,080
Tenet Healthcare	116	[a]	6,502
WellPoint	266		33,700
			345,794
Household & Personal Products—.8%
Avon Products	184		1,914
Clorox	64		6,368
Colgate-Palmolive	135		9,029
Kimberly-Clark	190		21,711
			39,022
Insurance—3.3%
ACE	60		6,558
Allstate	296		19,196
Aon	53		4,558
Assurant	74		5,048
Chubb	54		5,365
Cincinnati Financial	34		1,716
Genworth Financial, Cl. A	261	[a]	3,651
Lincoln National	155		8,488
Loews	126		5,494
Marsh & McLennan	157		8,536
MetLife	661		35,853
Principal Financial Group	118		6,180
Progressive	478		12,624

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Prudential Financial	270		23,906
Travelers	139		14,011
Unum Group	227		7,595
			168,779
Materials—4.2%
Air Products & Chemicals	30		4,040
Airgas	30		3,346
Alcoa	430		7,207
Allegheny Technologies	46		1,511
Avery Dennison	60		2,811
Ball	112		7,216
CF Industries Holdings	45		11,700
Dow Chemical	802		39,619
E.I. du Pont de Nemours & Co.	156		10,787
Eastman Chemical	68		5,493
Ecolab	67		7,452
International Flavors & Fragrances	13		1,289
International Paper	125		6,328
LyondellBasell Industries, Cl. A	515		47,189
Martin Marietta Materials	15		1,754
Mosaic	91		4,032
Nucor	150		8,109
Owens-Illinois	68	[a]	1,752
PPG Industries	59		12,018
Praxair	75		9,449
Sealed Air	73		2,646
Sherwin-Williams	56		12,855
Sigma-Aldrich	25		3,398
Vulcan Materials	24		1,481
			213,482
Media—5.2%
Cablevision Systems (NY Group), Cl. A	208		3,873
Comcast, Cl. A	664		36,752
DIRECTV	388	[a]	33,675
Discovery Communications, Cl. A	84	[a]	2,969

10

Common Stocks (continued)	Shares		Value ($)
Media (continued)
Discovery Communications, Cl. C	84	[a]	2,939
Gannett	44		1,386
Interpublic Group of Companies	98		1,900
News Corp., Cl. A	140	[a]	2,167
Omnicom Group	144		10,348
Scripps Networks Interactive, Cl. A	56		4,325
Time Warner	682		54,199
Time Warner Cable	120		17,665
Twenty-First Century Fox, Cl. A	472		16,275
Viacom, Cl. B	337		24,493
Walt Disney	577		52,726
			265,692
Pharmaceuticals, Biotech & Life Sciences—8.9%
AbbVie	543		34,459
Actavis	27	[a]	6,554
Agilent Technologies	48		2,653
Alexion Pharmaceuticals	20	[a]	3,827
Allergan	57		10,833
Amgen	186		30,165
Biogen Idec	48	[a]	15,412
Bristol-Myers Squibb	329		19,145
Celgene	203	[a]	21,739
Gilead Sciences	546	[a]	61,152
Johnson & Johnson	544		58,632
Merck & Co.	730		42,296
Mylan	43	[a]	2,303
Pfizer	4,445		133,128
Regeneron Pharmaceuticals	10	[a]	3,937
Thermo Fisher Scientific	61		7,172
Zoetis	105		3,902
			457,309
Real Estate—1.0%
American Tower	28	[b]	2,730
AvalonBay Communities	22	[b]	3,428
Equity Residential	56	[b]	3,895

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
General Growth Properties	107	[b]	2,772
HCP	80	[b]	3,518
Health Care	24	[b]	1,707
Host Hotels & Resorts	169	[b]	3,939
Iron Mountain	41		1,479
Kimco Realty	59	[b]	1,472
Plum Creek Timber	20	[b]	820
Public Storage	37	[b]	6,821
Simon Property Group	66	[b]	11,828
Ventas	58	[b]	3,974
Weyerhaeuser	135	[b]	4,571
			52,954
Retailing—6.6%
Amazon.com	53	[a]	16,189
AutoNation	58	[a]	3,321
Bed Bath & Beyond	81	[a]	5,455
Best Buy	537		18,333
Dollar General	154	[a]	9,651
Dollar Tree	72	[a]	4,361
Expedia	63		5,353
GameStop, Cl. A	147		6,286
Gap	260		9,851
Genuine Parts	63		6,116
Home Depot	1,065		103,859
Kohl’s	74		4,012
L Brands	144		10,385
Lowe’s	927		53,024
Macy’s	351		20,295
Netflix	3	[a]	1,178
O’Reilly Automotive	53	[a]	9,322
PetSmart	48		3,473
Priceline Group	6	[a]	7,237
Ross Stores	135		10,897
The TJX Companies	322		20,389
Tractor Supply	62		4,540
TripAdvisor	18	[a]	1,596

12

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Urban Outfitters	41	[a]	1,245
			336,368
Semiconductors & Semiconductor Equipment—2.5%
Altera	60		2,062
Applied Materials	162		3,579
Avago Technologies	64		5,520
Broadcom, Cl. A	63		2,638
Intel	1,857		63,157
KLA-Tencor	56		4,432
Microchip Technology	29		1,250
Micron Technology	615	[a]	20,350
NVIDIA	142		2,775
Texas Instruments	500		24,830
			130,593
Software & Services—7.4%
Adobe Systems	44	[a]	3,085
Akamai Technologies	14	[a]	844
Autodesk	18	[a]	1,036
Automatic Data Processing	64		5,234
CA	166		4,824
CDK Global	21	[a]	717
Citrix Systems	130	[a]	8,350
Cognizant Technology Solutions, Cl. A	111	[a]	5,422
Computer Sciences	111		6,704
Electronic Arts	54	[a]	2,212
Facebook, Cl. A	189	[a]	14,173
Fiserv	99	[a]	6,879
Google, Cl. A	26	[a]	14,765
Google, Cl. C	26	[a]	14,536
International Business Machines	15		2,466
MasterCard, Cl. A	182		15,243
Microsoft	1,984		93,149
Oracle	1,832		71,540
Paychex	110		5,163
Red Hat	30	[a]	1,768
salesforce.com	14	[a]	896

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Symantec	174		4,319
Teradata	77	[a]	3,259
Total System Services	65		2,196
VeriSign	123	[a]	7,350
Visa, Cl. A	224		54,080
Western Union	271		4,596
Xerox	478		6,348
Yahoo!	414	[a]	19,065
			380,219
Technology Hardware & Equipment—10.8%
Amphenol, Cl. A	74		3,743
Apple	2,211		238,788
Cisco Systems	2,084		50,995
Corning	804		16,426
EMC	879		25,254
F5 Networks	33	[a]	4,058
FLIR Systems	28		939
Harris	73		5,081
Hewlett-Packard	2,074		74,415
Jabil Circuit	234		4,902
Juniper Networks	374		7,880
Motorola Solutions	155		9,998
NetApp	59		2,525
QUALCOMM	1,002		78,667
SanDisk	60		5,648
Seagate Technology	327		20,545
TE Connectivity	76		4,646
			554,510
Telecommunication Services—3.0%
CenturyLink	364		15,099
Frontier Communications	699		4,571
Verizon Communications	2,581		129,695
Windstream Holdings	265		2,777
			152,142
Transportation—3.2%
C.H. Robinson Worldwide	117		8,098

14

Common Stocks (continued)	Shares	Value ($)
Transportation (continued)
CSX	135	4,810
Delta Air Lines	828	33,310
Expeditors International of Washington	51	2,176
FedEx	90	15,066
Kansas City Southern	24	2,947
Norfolk Southern	69	7,634
Southwest Airlines	451	15,550
Union Pacific	256	29,811
United Parcel Service, Cl. B	406	42,593
		161,995
Utilities—3.0%
AES	315	4,432
AGL Resources	89	4,798
Ameren	156	6,605
American Electric Power	280	16,335
CMS Energy	102	3,332
Consolidated Edison	76	4,815
Dominion Resources	66	4,706
DTE Energy	104	8,545
Duke Energy	297	24,399
Edison International	68	4,255
Entergy	157	13,191
FirstEnergy	88	3,286
Integrys Energy Group	40	2,907
NiSource	122	5,131
NRG Energy	209	6,266
Pepco Holdings	117	3,199
PG&E	71	3,573
Pinnacle West Capital	24	1,475
Southern	345	15,994
TECO Energy	124	2,432
Wisconsin Energy	140	6,952
Xcel Energy	163	5,456
		152,084
Total Common Stocks
(cost $4,974,387)		5,079,791

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Other Investment—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $68,000)	68,000 [c]	68,000
Total Investments (cost $5,042,387)	100.4%	5,147,791
Liabilities, Less Cash and Receivables	(.4%)	(19,163)
Net Assets	100.0%	5,128,628

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology Hardware & Equipment	10.8	Utilities	3.0
Energy	10.4	Semiconductors &
Pharmaceuticals,		Semiconductor Equipment	2.5
Biotech & Life Sciences	8.9	Food & Staples Retailing	2.3
Capital Goods	7.8	Diversified Financials	1.5
Software & Services	7.4	Money Market Investment	1.3
Health Care Equipment & Services	6.7	Automobiles & Components	1.1
Retailing	6.6	Consumer Durables & Apparel	1.1
Food, Beverage & Tobacco	6.1	Consumer Services	1.1
Media	5.2	Real Estate	1.0
Materials	4.2	Commercial & Professional Services	.8
Insurance	3.3	Household & Personal Products	.8
Transportation	3.2	Banks	.3
Telecommunication Services	3.0		100.4

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			4,974,387	5,079,791
Affiliated issuers			68,000	68,000
Cash				7,334
Dividends receivable				4,455
Prepaid expenses				76,022
Due from The Dreyfus Corporation and affiliates—Note 3(c)				28,852
				5,264,454
Liabilities ($):
Accrued expenses				135,826
Net Assets ($)				5,128,628
Composition of Net Assets ($):
Paid-in capital				5,018,157
Accumulated investment income—net				4,984
Accumulated net realized gain (loss) on investments				83
Accumulated net unrealized appreciation
(depreciation) on investments				105,404
Net Assets ($)				5,128,628

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	119,740	103,908	4,802,793	102,187
Shares Outstanding	9,378	8,145	376,000	8,000
Net Asset Value Per Share ($)	12.77	12.76	12.77	12.77

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
From September 15, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	7,781
Affiliated issuers	42
Total Income	7,823
Expenses:
Management fee—Note 3(a)	2,222
Professional fees	44,023
Registration fees	10,931
Prospectus and shareholders’ reports	5,203
Custodian fees—Note 3(c)	2,050
Trustees’ fees and expenses—Note 3(d)	133
Distribution fees—Note 3(b)	96
Shareholder servicing costs—Note 3(c)	75
Loan commitment fees—Note 2	13
Miscellaneous	1,780
Total Expenses	66,526
Less—reduction in expenses due to undertaking—Note 3(a)	(63,177)
Net Expenses	3,349
Investment income—Net	4,474
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net Unrealized Appreciation (Depreciation) on Investments	105,404
Net Increase in Net Assets Resulting from Operations	109,878

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS
From September 15, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment income—net	4,474
Net unrealized appreciation (depreciation) on investments	105,404
Net Increase (Decrease) in Net Assets
Resulting from Operations	109,878
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	117,000
Class C	101,750
Class I	4,700,000
Class Y	100,000
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	5,018,750
Total Increase (Decrease) in Net Assets	5,128,628
Net Assets ($):
Beginning of Period	—
End of Period	5,128,628
Accumulated undistributed investment income—net	4,984
Capital Share Transactions (Shares):
Class A
Shares sold	9,378
Class C
Shares sold	8,145
Class I
Shares sold	376,000
Class Y
Shares sold	8,000

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from September 15, 2014 (commencement of operations) to October 31, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A		Class C	Class I	Class Y
	Shares		Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net[a]	.01		(.00)[b]	.01	.01
Net realized and unrealized
gain (loss) on investments	.26		.26	.26	.26
Total from Investment Operations	.27		.26	.27	.27
Net asset value, end of period	12.77		12.76	12.77	12.77
Total Return (%)[c]	2.16	[d]	2.08 [d]	2.16	2.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	10.62		11.45	10.46	10.47
Ratio of net expenses
to average net assets[e]	.75		1.50	.50	.50
Ratio of net investment income
(loss) to average net assets[e]	.49		(.27)	.73	.73
Portfolio Turnover Rate	—		—	—	—
Net Assets, end of period ($ x 1,000)	120		104	4,803	102

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta U.S. Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund, which commenced operations on September 15, 2014. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C, and 376,000 Class I shares and held all of the outstanding Class Y shares of the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

22

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	5,072,228	—	—	5,072,228
Equity Securities—
Foreign
Common Stocks†	7,563	—	—	7,563
Mutual Funds	68,000	—	—	68,000

†	See Statement of Investments for additional detailed categorizations.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/15/2014	($)	Purchases ($)	Sales ($)	10/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		5,063,000	4,995,000	68,000		1.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $4,979, undistributed capital gains $83 and unrealized appreciation $105,409.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts and fund start-up costs, the fund increased accumulated undistributed investment income-net by $510, increased accumulated net realized gain (loss) on investments by $83 and decreased paid-in capital by $593. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has con-

26

tractually agreed, from September 15, 2014 through October 1, 2015, to waive receipt of its fees/or to assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $63,177 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to–day management of a portion of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $96 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $35 and $32, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $8 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

28

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $2,050 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $1,234 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,453, Distribution Plan fees $63, Shareholder Services Plan fees $44, custodian fees $2,050, Chief Compliance Officer fees $617 and transfer agency fees $8, which are offset against an expense reimbursement currently in effect in the amount of $33,087.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $4,974,387 and $0, respectively.

At October 31, 2014, the cost of investments for federal income tax purposes was $5,042,382; accordingly, accumulated net unrealized appreciation on investments was $105,409, consisting of $188,653 gross unrealized appreciation and $83,244 gross unrealized depreciation.

The Fund 29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Strategic Beta U.S. Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Strategic Beta U.S. Equity Fund (one of the series comprising Dreyfus Opportunity Funds) as of October 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for the period from September 15, 2014 (commencement of operations) to October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Strategic Beta U.S. Equity Fund at October 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 15, 2014 to October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

30

INFORMATION ABOUT THE APPROVAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the Board of Trustees of Dreyfus Strategic Beta U.S. Equity Fund (the “fund”) held on May 27, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-adviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund 31

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Sub-adviser the portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also was provided with hypothetical performance information for the investment strategy provided by the Sub-adviser, and the Board considered the relevance of the information provided.The Board noted the reputation and experience of Dreyfus and the Sub-adviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. (“Lipper”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was the lowest of the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least the first year of the fund’s operations by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.50% of the fund’s average daily net assets) were the lowest of the expense ratios of the funds in the Comparison Group.

32

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Sub-adviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Sub-adviser and Dreyfus.The Board also noted the Sub-adviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Sub-adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s invest-ments.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

The Fund 33

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Sub-adviser are adequate and appropriate.

  The Board concluded that since the fund had not yet com- menced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Sub- adviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-adviser, of other funds advised by Dreyfus and the Sub-adviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

34

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (2000)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 62
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Roslyn M. Watson (65)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69

36

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (2008-present)
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as Board Members of the Company on
December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the Company on February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

38

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2013 and $119,082 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2013 and $0 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2013 and $888 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2013 and $26,822,186 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)